                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21780
--------------------------------------------------------------------------------

                              MFS SERIES TRUST XII
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: April 30*
--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2007
--------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund. The remaining series of the Registrant, MFS Sector Rotational Fund, has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.


                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

4/30/07 Annual report

MFS(R) Lifetime(R) Retirement Income Fund
MFS(R) Lifetime(R) 2010 Fund
MFS(R) Lifetime(R) 2020 Fund
MFS(R) Lifetime(R) 2030 Fund
MFS(R) Lifetime(R) 2040 Fund

                                                                   LTF-ANN 4/07

MFS(R) Lifetime Funds

LETTER FROM THE CEO                                       1
-----------------------------------------------------------
PORTFOLIO COMPOSITION                                     2
-----------------------------------------------------------
MANAGEMENT REVIEW                                         4
-----------------------------------------------------------
PERFORMANCE SUMMARY                                       6
-----------------------------------------------------------
EXPENSE TABLES                                           12
-----------------------------------------------------------
PORTFOLIOS OF INVESTMENTS                                16
-----------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                     19
-----------------------------------------------------------
STATEMENTS OF OPERATIONS                                 21
-----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                      22
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     24
-----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                            39
-----------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNT FIRM     52
-----------------------------------------------------------
TRUSTEES AND OFFICERS                                    53
-----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT            56
-----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                    56
-----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                           56
-----------------------------------------------------------
FEDERAL TAX INFORMATION                                  56
-----------------------------------------------------------
MFS(R) PRIVACY NOTICE                                    57
-----------------------------------------------------------
CONTACT INFORMATION                              BACK COVER
-----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,

         The past year has been a great example of why investors should keep their eyes on the long term.

         In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

         If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

         In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              MFS(R) Lifetime Retirement Income Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Bond Funds                            70.0%
              U.S. Stock Funds                           20.0%
              Money Market Funds                         10.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Bond Funds                            69.9%
              U.S. Stock Funds                           19.8%
              Money Market Funds                          9.9%
              Cash & Other Net Assets                     0.4%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  19.9%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                  15.0%
              ------------------------------------------------
              MFS Government Securities Fund             10.0%
              ------------------------------------------------
              MFS Inflation-Adjusted Bond Fund           10.0%
              ------------------------------------------------
              MFS Floating Rate High Income Fund         10.0%
              ------------------------------------------------
              MFS Money Market Fund                       9.9%
              ------------------------------------------------
              MFS Value Fund                              9.9%
              ------------------------------------------------
              MFS Research Fund                           9.9%
              ------------------------------------------------
              MFS Research Bond Fund                      5.0%
              ------------------------------------------------
              Cash & Other Net Assets                     0.4%
              ------------------------------------------------

              MFS(R) Lifetime 2010 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Bond Funds                            56.3%
              U.S. Stock Funds                           30.3%
              Money Market Funds                         10.0%
              International Stock Funds                   3.4%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Bond Funds                            56.1%
              U.S. Stock Funds                           30.0%
              Money Market Funds                         10.0%
              International Stock Funds                   3.4%
              Cash & Other Net Assets                     0.5%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  19.9%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                  15.0%
              ------------------------------------------------
              MFS Value Fund                             13.3%
              ------------------------------------------------
              MFS Research Fund                          13.3%
              ------------------------------------------------
              MFS Government Securities Fund             10.0%
              ------------------------------------------------
              MFS Money Market Fund                      10.0%
              ------------------------------------------------
              MFS Research Bond Fund                      5.0%
              ------------------------------------------------
              MFS Research International Fund             3.4%
              ------------------------------------------------
              MFS Strategic Growth Fund                   3.4%
              ------------------------------------------------
              MFS Inflation-Adjusted Bond Fund            3.1%
              ------------------------------------------------
              MFS Floating Rate High Income Fund          3.1%
              ------------------------------------------------
              Cash & Other Net Assets                     0.5%
              ------------------------------------------------

              MFS(R) Lifetime 2020 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           56.9%
              U.S. Bond Funds                            24.7%
              International Stock Funds                  16.8%
              Money Market Funds                          1.6%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           56.5%
              U.S. Bond Funds                            24.9%
              International Stock Funds                  16.8%
              Money Market Funds                          1.6%
              Cash & Other Net Assets                     0.2%

              PORTFOLIO HOLDINGS

              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS Research International Fund            13.4%
              ------------------------------------------------
              MFS Strategic Growth Fund                  13.3%
              ------------------------------------------------
              MFS Research Fund                          11.5%
              ------------------------------------------------
              MFS Research Bond Fund                     10.1%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                     8.4%
              ------------------------------------------------
              MFS Mid Cap Value Fund                      8.4%
              ------------------------------------------------
              MFS Government Securities Fund              6.6%
              ------------------------------------------------
              MFS High Income Fund                        5.0%
              ------------------------------------------------
              MFS International New Discovery Fund        3.4%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                   3.2%
              ------------------------------------------------
              MFS Money Market Fund                       1.6%
              ------------------------------------------------
              Cash & Other Net Assets                     0.2%
              ------------------------------------------------

Percentages are based on net assets as of 04/30/07.

The portfolio is actively managed and current holdings may be different.

              MFS(R) Lifetime 2030 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           76.8%
              International Stock Funds                  20.0%
              U.S. Bond Funds                             3.2%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           76.3%
              International Stock Funds                  19.8%
              U.S. Bond Funds                             3.2%
              Cash & Other Net Assets                     0.7%

              PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  19.1%
              ------------------------------------------------
              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    14.1%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     14.1%
              ------------------------------------------------
              MFS Research International Fund            10.7%
              ------------------------------------------------
              MFS Research Fund                           9.9%
              ------------------------------------------------
              MFS International New Discovery Fund        9.1%
              ------------------------------------------------
              MFS New Discovery Fund                      4.2%
              ------------------------------------------------
              MFS Research Bond Fund                      1.6%
              ------------------------------------------------
              MFS Government Securities Fund              0.8%
              ------------------------------------------------
              MFS High Income Fund                        0.8%
              ------------------------------------------------
              Cash & Other Net Assets                     0.7%
              ------------------------------------------------

              MFS(R) Lifetime 2040 Fund

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           79.5%
              International Stock Funds                  20.0%
              Cash & Other Net Assets                     0.5%

              PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  19.9%
              ------------------------------------------------
              MFS Value Fund                             14.9%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    14.9%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     14.9%
              ------------------------------------------------
              MFS International New Discovery Fund       10.0%
              ------------------------------------------------
              MFS Research International Fund            10.0%
              ------------------------------------------------
              MFS Research Fund                           9.9%
              ------------------------------------------------
              MFS New Discovery Fund                      5.0%
              ------------------------------------------------
              Cash & Other Net Assets                     0.5%
              ------------------------------------------------

Percentages are based on net assets as of 04/30/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS LIFETIME RETIREMENT INCOME FUND

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class A shares of the MFS Lifetime Retirement Income Fund provided a total return of 7.67%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned 7.35%. The fund's other benchmark, a blended benchmark (MFS Lifetime Retirement Income Fund Custom Blend) comprised at period end of 70% Lehman Brothers U.S. Aggregate Bond Index, 20% Standard & Poor's 500 Stock Index, and 10% Lehman Brothers Three-Month Treasury Bill Index, returned 8.71%.

DETRACTORS FROM PERFORMANCE

The primary detractors from performance relative to the blended benchmark were our allocations to fixed income funds, as equity markets outperformed fixed income and cash markets over the reporting period. The largest detractors were our allocations to the MFS Limited Maturity Fund, MFS Money Market Fund, and MFS Inflation-Adjusted Bond Fund.

CONTRIBUTORS TO PERFORMANCE

During the reporting period, the fund benefited from its allocation to equity funds. The principal contributors to relative performance were our allocations to the MFS Value Fund and the MFS Research Fund.

MFS LIFETIME 2010 FUND

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class A shares of the MFS Lifetime 2010 Fund provided a total return of 8.80%, at net asset value. In comparison, the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, returned 7.35%. The fund's other benchmark, a blended benchmark (MFS Lifetime 2010 Fund Custom Blend) comprised at period end of 56% Lehman Brothers U.S. Aggregate Bond Index, 30.5% Standard & Poor's 500 Stock Index, 10% Lehman Brothers Three-Month Treasury Bill Index, and 3.5% MSCI EAFE Index, returned 10.00%.

DETRACTORS FROM PERFORMANCE

The primary detractors from performance relative to the blended benchmark were our allocations to fixed income funds, as equity markets outperformed fixed income and cash markets over the reporting period. The largest detractors were our allocations to the MFS Limited Maturity Fund, MFS Money Market Fund, and MFS Intermediate Investment Grade Bond Fund.

CONTRIBUTORS TO PERFORMANCE

During the reporting period, the fund benefited from its allocation to equity funds. The principal contributors to relative performance over the period were our allocations to the MFS Value Fund, the MFS Research Fund, and the MFS Research International Fund.

MFS LIFETIME 2020 FUND

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class A shares of the MFS Lifetime 2020 Fund provided a total return of 11.26%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index, returned 15.24%. The fund's other benchmark, a blended benchmark (MFS Lifetime 2020 Fund Custom Blend) comprised at period end of 57% Standard & Poor's 500 Stock Index, 24.5% Lehman Brothers U.S. Aggregate Bond Index, 17% MSCI EAFE Index, and 1.5% Lehman Brothers Three-Month Treasury Bill Index, returned 14.04%.

DETRACTORS FROM PERFORMANCE

The primary detractors from relative performance over the reporting period were security selection within, and to a lesser extent allocation to, the MFS Mid Cap Growth Fund and MFS Strategic Growth Fund. The allocation to the MFS Research Bond Fund and MFS Government Securities Fund also held back relative results as fixed income and cash markets underperformed equity markets.

CONTRIBUTORS TO PERFORMANCE

Our allocation to the MFS Value Fund was the largest contributor to relative performance during the reporting period. Other contributors included our allocation to international equity funds, MFS Research International Fund and MFS International New Discovery Fund.

MFS LIFETIME 2030 FUND

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class A shares of the MFS Lifetime 2030 Fund provided a total return of 11.57%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index, returned 15.24%. The fund's other benchmark, a blended benchmark (MFS Lifetime 2030 Fund Custom Blend) comprised at period end of 77% Standard & Poor's 500 Stock Index, 20% MSCI EAFE Index, and 3% Lehman Brothers U.S. Aggregate Bond Index, returned 16.04%.

DETRACTORS FROM PERFORMANCE

Detractors from performance relative to the blended benchmark can be attributed to allocations to growth funds and a number of equity funds that underperformed their respective segments of the market over the reporting period. These included the MFS Mid Cap Growth Fund, MFS Strategic Growth Fund and the MFS Mid Cap Value Fund.

CONTRIBUTORS TO PERFORMANCE

The principal contributors to relative performance over the reporting period were the fund's allocations to international equity funds. These included the MFS Research International Fund and MFS International New Discovery Fund. Our allocation to the MFS Value Fund also aided relative performance.

MFS LIFETIME 2040 FUND

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class A shares of the MFS Lifetime 2040 Fund provided a total return of 11.86%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index, returned 15.24%. The fund's other benchmark, a blended benchmark (MFS Lifetime 2040 Fund Custom Blend) comprised at period end of 80% Standard & Poor's 500 Stock Index and 20% MSCI EAFE Index, returned 16.26%.

DETRACTORS FROM PERFORMANCE

Detractors from performance relative to the blended benchmark can be attributed to allocation to growth funds and a number of equity funds that underperformed their respective segments of the market over the reporting period. These included the MFS Mid Cap Growth Fund, MFS Strategic Growth Fund and the MFS Mid Cap Value Fund.

CONTRIBUTORS TO PERFORMANCE

The principal contributors to relative performance over the reporting period were the fund's allocations to international equity funds. These included the MFS Research International Fund and MFS International New Discovery Fund. Our allocation to the MFS Value Fund also aided relative performance.

Respectfully,

Joseph Flaherty
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/07

The following charts illustrate a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS LIFETIME RETIREMENT INCOME FUND
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                MFS Lifetime            MFS Lifetime          Lehman Brothers
              Retirement Income       Retirement Income        U.S. Aggregate
              Fund  -- Class A        Fund Custom Blend          Bond Index
9/05              $ 9,425                 $10,000                $10,000
4/06                9,639                  10,159                  9,946
4/07               10,379                  11,045                 10,679

TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

      Share class       Class inception date               1-yr       Life(t)
           A                  9/29/05                      7.67%         6.26%
------------------------------------------------------------------------------
           B                  9/29/05                      6.98%         5.58%
------------------------------------------------------------------------------
           C                  9/29/05                      6.98%         5.58%
------------------------------------------------------------------------------
           I                  9/29/05                      8.04%         6.63%
------------------------------------------------------------------------------
           R1                 9/29/05                      6.77%         5.41%
------------------------------------------------------------------------------
           R2                 9/29/05                      7.24%         5.84%
------------------------------------------------------------------------------
           R3                 9/29/05                      7.35%         5.95%
------------------------------------------------------------------------------
           R4                 9/29/05                      7.51%         6.15%
------------------------------------------------------------------------------
           R5                 9/29/05                      8.04%         6.59%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index (f)              7.35%         4.22%
------------------------------------------------------------------------------
MFS Lifetime Retirement Income Fund Custom Blend (f)*      8.71%         6.46%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

      Share class
------------------------------------------------------------------------------
           A                                               1.48%         2.37%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
           B                                               2.98%         3.12%
With CDSC (Declining over six years from 4% to 0%) (x)
------------------------------------------------------------------------------
           C                                               5.98%         5.58%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(x) Assuming redemption at the end of the applicable period.
  * The weights of the components of the blended benchmark (MFS Lifetime Retirement Income Fund Custom Blended Index) are 70% Lehman Brothers U.S. Aggregate Bond Index, 20% Standard & Poor's 500 Stock Index, and 10% Lehman Brothers Three-Month Treasury Bill Index.

MFS LIFETIME 2010 FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                MFS Lifetime           Lehman Brothers         MFS Lifetime
                2010 Fund --           U.S. Aggregate            2010 Fund
                   Class A                Bond Index           Custom Blend
9/05              $ 9,425                 $10,000                $10,000
4/06                9,865                   9,946                 10,388
4/07               10,734                  10,679                 11,439

TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

      Share class       Class inception date               1-yr       Life(t)
------------------------------------------------------------------------------
           A                  9/29/05                      8.80%         8.54%
------------------------------------------------------------------------------
           B                  9/29/05                      7.99%         7.80%
------------------------------------------------------------------------------
           C                  9/29/05                      8.01%         7.79%
------------------------------------------------------------------------------
           I                  9/29/05                      9.05%         8.87%
------------------------------------------------------------------------------
           R1                 9/29/05                      7.84%         7.66%
------------------------------------------------------------------------------
           R2                 9/29/05                      8.22%         8.03%
------------------------------------------------------------------------------
           R3                 9/29/05                      8.36%         8.13%
------------------------------------------------------------------------------
           R4                 9/29/05                      8.67%         8.48%
------------------------------------------------------------------------------
           R5                 9/29/05                      9.06%         8.80%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks

------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index (f)              7.35%         4.22%
------------------------------------------------------------------------------
MFS Lifetime 2010 Fund Custom Blend (f)*                  10.00%         8.83%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

      Share class
------------------------------------------------------------------------------
           A                                               2.55%         4.56%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
           B                                               3.99%         5.37%
With CDSC (Declining over six years from 4% to 0%) (x)
------------------------------------------------------------------------------
           C                                               7.01%         7.79%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(x) Assuming redemption at the end of the applicable period.
  * The weights of the components of the blended benchmark (MFS Lifetime 2010 Fund Custom Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
                                                        4/30/07        4/30/06

Lehman Brothers U.S. Aggregate Bond Index                 56.00          52.00
Standard & Poor's 500 Stock Index                         30.50          33.50
Lehman Brothers Three-Month Treasury Bill Index           10.00          10.00
MSCI EAFE Index                                            3.50           4.50

MFS LIFETIME 2020 FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                MFS Lifetime            MFS Lifetime
                2020 Fund --              2020 Fund          Standard & Poor's
                   Class A              Custom Blend          500 Stock Index
9/05              $ 9,425                 $10,000                $10,000
4/06               10,380                  10,900                 10,884
4/07               11,549                  12,451                 12,546


TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

      Share class       Class inception date               1-yr       Life(t)
------------------------------------------------------------------------------
           A                  9/29/05                     11.26%        13.67%
------------------------------------------------------------------------------
           B                  9/29/05                     10.57%        12.95%
------------------------------------------------------------------------------
           C                  9/29/05                     10.58%        13.01%
------------------------------------------------------------------------------
           I                  9/29/05                     11.71%        14.11%
------------------------------------------------------------------------------
           R1                 9/29/05                     10.41%        12.83%
------------------------------------------------------------------------------
           R2                 9/29/05                     10.79%        13.26%
------------------------------------------------------------------------------
           R3                 9/29/05                     11.03%        13.43%
------------------------------------------------------------------------------
           R4                 9/29/05                     11.15%        13.67%
------------------------------------------------------------------------------
           R5                 9/29/05                     11.61%        14.03%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks

------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)                     15.24%        15.35%
------------------------------------------------------------------------------
MFS Lifetime 2020 Fund Custom Blend (f)*                  14.04%        14.80%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

      Share class
------------------------------------------------------------------------------
           A                                               4.86%         9.50%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
           B                                               6.57%        10.58%
With CDSC (Declining over six years from 4% to 0%) (x)
------------------------------------------------------------------------------
           C                                               9.58%        13.01%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(x) Assuming redemption at the end of the applicable period.
  * The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Custom Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
                                                        4/30/07        4/30/06

Standard & Poor's 500 Stock Index                         57.00          59.00
Lehman Brothers U.S. Aggregate Bond Index                 24.50          21.50
Lehman Brothers Three-Month Treasury Bill Index            1.50           0.50
MSCI EAFE Index                                           17.00          19.00

MFS LIFETIME 2030 FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                MFS Lifetime                                   MFS Lifetime
                2030 Fund --          Standard & Poor's          2030 Fund
                   Class A             500 Stock Index         Custom Blend
9/05              $ 9,425                 $10,089                $10,080
4/06               10,625                  10,887                 11,108
4/07               11,854                  12,546                 12,908

TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

      Share class       Class inception date               1-yr       Life(t)
------------------------------------------------------------------------------
           A                  9/29/05                     11.57%        15.55%
------------------------------------------------------------------------------
           B                  9/29/05                     10.80%        14.81%
------------------------------------------------------------------------------
           C                  9/29/05                     10.72%        14.78%
------------------------------------------------------------------------------
           I                  9/29/05                     11.99%        16.00%
------------------------------------------------------------------------------
           R1                 9/29/05                     10.72%        14.72%
------------------------------------------------------------------------------
           R2                 9/29/05                     11.17%        15.13%
------------------------------------------------------------------------------
           R3                 9/29/05                     11.18%        15.19%
------------------------------------------------------------------------------
           R4                 9/29/05                     11.49%        15.49%
------------------------------------------------------------------------------
           R5                 9/29/05                     11.80%        15.86%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)                     15.24%        15.35%
------------------------------------------------------------------------------
MFS Lifetime 2030 Fund Custom Blend (f)*                  16.04%        17.43%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

      Share class
------------------------------------------------------------------------------
           A                                               5.15%        11.32%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
           B                                               6.80%        12.47%
With CDSC (Declining over six years from 4% to 0%) (x)
------------------------------------------------------------------------------
           C                                               9.72%        14.78%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(x) Assuming redemption at the end of the applicable period.
  * The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Custom Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
                                                        4/30/07        4/30/06

Standard & Poor's 500 Stock Index                         77.00          79.00
MSCI EAFE Index                                           20.00          20.00
Lehman Brothers U.S. Aggregate Bond Index                  3.00           1.00

MFS LIFETIME 2040 FUND
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                MFS Lifetime                                   MFS Lifetime
                2040 Fund --          Standard & Poor's          2040 Fund
                   Class A             500 Stock Index         Custom Blend
9/05              $ 9,425                 $10,000                $10,000
4/06               10,628                  10,887                 11,114
4/07               11,888                  12,546                 12,938

TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

      Share class       Class inception date               1-yr       Life(t)
------------------------------------------------------------------------------
           A                  9/29/05                     11.86%        15.76%
------------------------------------------------------------------------------
           B                  9/29/05                     11.00%        15.00%
------------------------------------------------------------------------------
           C                  9/29/05                     11.05%        14.99%
------------------------------------------------------------------------------
           I                  9/29/05                     12.26%        16.19%
------------------------------------------------------------------------------
           R1                 9/29/05                     11.00%        14.91%
------------------------------------------------------------------------------
           R2                 9/29/05                     11.33%        15.31%
------------------------------------------------------------------------------
           R3                 9/29/05                     11.43%        15.45%
------------------------------------------------------------------------------
           R4                 9/29/05                     11.74%        15.74%
------------------------------------------------------------------------------
           R5                 9/29/05                     12.07%        16.05%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)                     15.24%        15.35%
------------------------------------------------------------------------------
MFS Lifetime 2040 Fund Custom Blend (f)*                  16.26%        17.61%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

      Share class
------------------------------------------------------------------------------
           A                                               5.43%        11.52%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
           B                                               7.00%        12.66%
With CDSC (Declining over six years from 4% to 0%) (x)
------------------------------------------------------------------------------
           C                                              10.05%        14.99%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(x) Assuming redemption at the end of the applicable period.
  * The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Custom Blended Index) are 80% Standard & Poor's 500 Stock Index and 20% MSCI EAFE Index.

INDEX DEFINITIONS

Lehman Brothers Three-Month Treasury Bill Index - derived from secondary market Treasury bill rates published by the Federal Reserve Bank.

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index - a market capitalization index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor's 500 Stock Index - a market capitalization index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are only available to certain eligible investors, and class R1, R2, R3, R4 and R5 shares are only available to certain retirement plans.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the funds' performance results would be less favorable. Please see the prospectus and financial statements for complete details.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, NOVEMBER 1, 2006 THROUGH APRIL 30, 2007.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the funds will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) LIFETIME RETIREMENT INCOME FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06        4/30/07         4/30/07
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,041.00          $2.28
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.56          $2.26
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,036.60          $5.55
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00       $1,036.60          $5.50
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00       $1,019.39          $5.46
--------------------------------------------------------------------------------
        Actual              0.09%     $1,000.00       $1,041.70          $0.46
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.09%     $1,000.00       $1,024.35          $0.45
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,036.10          $6.06
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,018.84          $6.01
--------------------------------------------------------------------------------
        Actual              0.84%     $1,000.00       $1,037.90          $4.24
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.84%     $1,000.00       $1,020.63          $4.21
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,038.40          $3.79
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.08          $3.76
--------------------------------------------------------------------------------
        Actual              0.49%     $1,000.00       $1,038.70          $2.48
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.49%     $1,000.00       $1,022.36          $2.46
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,042.20          $1.01
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.80          $1.00
--------------------------------------------------------------------------------



MFS(R) LIFETIME 2010 FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06        4/30/07         4/30/07
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,051.60          $2.29
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.56          $2.26
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,048.50          $5.59
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,048.80          $5.59
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,054.10          $0.51
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.30          $0.50
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,048.00          $6.09
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,018.84          $6.01
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,049.90          $4.32
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.58          $4.26
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,050.20          $3.81
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.08          $3.76
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,052.20          $2.54
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.32          $2.51
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,054.10          $1.02
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.80          $1.00
--------------------------------------------------------------------------------





MFS(R) LIFETIME 2020 FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06        4/30/07         4/30/07
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,093.40          $2.34
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.56          $2.26
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,090.60          $5.70
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,090.70          $5.70
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,095.90          $0.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.30          $0.50
--------------------------------------------------------------------------------
        Actual              1.19%     $1,000.00       $1,090.00          $6.17
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.19%     $1,000.00       $1,018.89          $5.96
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,091.80          $4.41
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.58          $4.26
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,093.20          $3.89
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.08          $3.76
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,093.40          $2.60
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.32          $2.51
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,095.90          $1.04
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.80          $1.00
--------------------------------------------------------------------------------





MFS(R) LIFETIME 2030 FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06        4/30/07         4/30/07
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,116.70          $2.36
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.56          $2.26
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,113.00          $5.76
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,112.20          $5.76
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,118.90          $0.53
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.30          $0.50
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,113.20          $6.29
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,018.84          $6.01
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,114.70          $4.46
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.58          $4.26
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,114.80          $3.93
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.08          $3.76
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,116.90          $2.62
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.32          $2.51
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,118.00          $1.05
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.80          $1.00
--------------------------------------------------------------------------------




MFS(R) LIFETIME 2040 FUND

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06        4/30/07         4/30/07
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00       $1,118.60          $2.36
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00       $1,022.56          $2.26
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,114.00          $5.77
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00       $1,114.60          $5.77
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00       $1,019.34          $5.51
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00       $1,120.60          $0.53
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00       $1,024.30          $0.50
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00       $1,114.00          $6.29
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00       $1,018.84          $6.01
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00       $1,115.30          $4.46
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00       $1,020.58          $4.26
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00       $1,116.40          $3.94
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00       $1,021.08          $3.76
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00       $1,118.40          $2.63
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00       $1,022.32          $2.51
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00       $1,119.70          $1.05
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00       $1,023.80          $1.00
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS
4/30/07

MFS(R) LIFETIME RETIREMENT INCOME FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.

Mutual Funds - 99.6%
--------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES/
ISSUER                                                                                          PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                                 68,698      $   693,167
MFS Government Securities Fund - Class I                                                     73,412          694,481
MFS Inflation-Adjusted Bond Fund - Class I                                                   71,055          693,494
MFS Intermediate Investment Grade Bond Fund - Class I                                       105,333        1,040,693
MFS Limited Maturity Fund - Class I                                                         216,462        1,385,359
MFS Money Market Fund                                                                       692,694          692,694
MFS Research Bond Fund - Class I                                                             34,584          347,227
MFS Research Fund - Class I                                                                  26,572          690,334
MFS Value Fund - Class I                                                                     24,266          690,613
--------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $6,751,003)                                                         $ 6,928,062
--------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.7%
--------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07, at Amortized Cost and Value (y)    $ 117,000      $   117,000
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $6,868,003)                                                          $ 7,045,062
--------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.3)%                                                                      (88,348)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                      $ 6,956,714
--------------------------------------------------------------------------------------------------------------------

MFS(R) LIFETIME 2010 FUND

Mutual Funds - 99.5%
--------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES/
ISSUER                                                                                          PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                                 43,564      $   439,557
MFS Government Securities Fund - Class I                                                    147,872        1,398,871
MFS Inflation-Adjusted Bond Fund - Class I                                                   45,071          439,894
MFS Intermediate Investment Grade Bond Fund - Class I                                       212,390        2,098,415
MFS Limited Maturity Fund - Class I                                                         436,230        2,791,870
MFS Money Market Fund                                                                     1,396,097        1,396,097
MFS Research Bond Fund - Class I                                                             69,666          699,447
MFS Research Fund - Class I                                                                  71,644        1,861,302
MFS Research International Fund - Class I                                                    22,616          474,701
MFS Strategic Growth Fund - Class I (a)                                                      21,444          474,129
MFS Value Fund - Class I                                                                     65,455        1,862,859
--------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $13,484,002)                                                        $13,937,142
--------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.8%
--------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07, at Amortized Cost and Value (y)    $ 260,000      $   260,000
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $13,744,002)                                                         $14,197,142
--------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.3)%                                                                     (184,622)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                      $14,012,520
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

PORTFOLIOS OF INVESTMENTS - continued
4/30/07

MFS(R) LIFETIME 2020 FUND

Mutual Funds - 99.8%
--------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES/
ISSUER                                                                                          PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                    283,214      $ 2,679,203
MFS High Income Fund - Class I                                                              512,447        2,034,415
MFS Intermediate Investment Grade Bond Fund - Class I                                       129,888        1,283,290
MFS International New Discovery Fund - Class I                                               45,226        1,378,044
MFS Mid Cap Growth Fund - Class I (a)                                                       327,283        3,384,105
MFS Mid Cap Value Fund - Class I                                                            216,274        3,382,518
MFS Money Market Fund                                                                       640,381          640,382
MFS Research Bond Fund - Class I                                                            405,732        4,073,549
MFS Research Fund - Class I                                                                 179,015        4,650,804
MFS Research International Fund - Class I                                                   257,478        5,404,455
MFS Strategic Growth Fund - Class I (a)                                                     243,199        5,377,119
MFS Value Fund - Class I                                                                    211,960        6,032,396
--------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $37,561,282)                                                        $40,320,280
--------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.8%
--------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07, at Amortized Cost and Value (y)    $ 336,000      $   336,000
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $37,897,282)                                                         $40,656,280
--------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.6)%                                                                     (253,341)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                      $40,402,939
--------------------------------------------------------------------------------------------------------------------

MFS(R) LIFETIME 2030 FUND

Mutual Funds - 99.3%
--------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES/
ISSUER                                                                                          PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                     20,457      $   193,525
MFS High Income Fund - Class I                                                               48,714          193,396
MFS International New Discovery Fund - Class I                                               73,492        2,239,310
MFS Mid Cap Growth Fund - Class I (a)                                                       334,862        3,462,472
MFS Mid Cap Value Fund - Class I                                                            220,833        3,453,825
MFS New Discovery Fund - Class I (a)                                                         47,769        1,022,734
MFS Research Bond Fund - Class I                                                             38,538          386,919
MFS Research Fund - Class I                                                                  93,550        2,430,438
MFS Research International Fund - Class I                                                   124,964        2,622,991
MFS Strategic Growth Fund - Class I (a)                                                     211,134        4,668,184
MFS Value Fund - Class I                                                                    128,120        3,646,297
--------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $22,219,478)                                                        $24,320,091
--------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.5%
--------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07, at Amortized Cost and Value (y)    $ 361,000      $   361,000
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $22,580,478)                                                         $24,681,091
--------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.8)%                                                                     (189,479)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                      $24,491,612
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

PORTFOLIOS OF INVESTMENTS - continued
4/30/07

MFS(R) LIFETIME 2040 FUND

Mutual Funds - 99.5%
--------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES/
ISSUER                                                                                          PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                               43,603      $ 1,328,597
MFS Mid Cap Growth Fund - Class I (a)                                                       192,407        1,989,483
MFS Mid Cap Value Fund - Class I                                                            127,196        1,989,341
MFS New Discovery Fund - Class I (a)                                                         30,957          662,781
MFS Research Fund - Class I                                                                  51,050        1,326,287
MFS Research International Fund - Class I                                                    63,290        1,328,460
MFS Strategic Growth Fund - Class I (a)                                                     119,916        2,651,338
MFS Value Fund - Class I                                                                     69,916        1,989,800
--------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $12,084,783)                                                        $13,266,087
--------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.9%
--------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07, at Amortized Cost and Value (y)    $ 259,000      $   259,000
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $12,343,783)                                                         $13,525,087
--------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.4)%                                                                     (189,606)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                      $13,335,481
--------------------------------------------------------------------------------------------------------------------

Portfolio Footnotes:

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 4/30/07

This statement represents each fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

                                                  LIFETIME
                                                 RETIREMENT         LIFETIME          LIFETIME          LIFETIME          LIFETIME
                                                INCOME FUND        2010 FUND         2020 FUND         2030 FUND         2040 FUND
ASSETS
----------------------------------------------------------------------------------------------------------------------------------

Investments, at value (identified cost,
$6,868,003, $13,744,002, $37,897,282,
$22,580,478 and $12,343,783, respectively)       $7,045,062      $14,197,142       $40,656,280       $24,681,091       $13,525,087

Cash                                                    436              816               737            31,928               248
Receivable for investments sold                      14,024            3,775            42,345               637             4,566
Receivable for fund shares sold                      16,362           32,874           170,275           101,230            85,720
Dividends receivable                                 21,747           36,247            45,536             3,267                --
Receivable from investment adviser                   17,326           21,192            23,147            87,532            21,829
Other assets                                            270              344               696               520               340
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                     $7,115,227      $14,292,390       $40,939,016       $24,906,205       $13,637,790
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                $1,012              $--               $--               $--               $--
Payable for investments purchased                   110,156          228,955           467,033           357,400           243,231
Payable for fund shares reacquired                      962            1,944            12,730             1,891            11,047
Payable to affiliates
  Shareholder servicing costs                         2,764            4,751            12,249             8,968             6,465
  Distribution and service fees                         428              645             2,059             1,096               643
  Administrative services fee                           192              192               192               192               192
  Retirement plan administration and
  service fees                                           85              179               530               315               147
Payable for independent trustees' compensation          205              158               205               205               179
Accrued expenses and other liabilities               42,709           43,046            41,079            44,526            40,405
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  $158,513         $279,870          $536,077          $414,593          $302,309
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                       $6,956,714      $14,012,520       $40,402,939       $24,491,612       $13,335,481
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                  $6,761,292      $13,385,032       $37,268,681       $22,199,159       $12,028,854
Unrealized appreciation (depreciation) on
investments                                         177,059          453,140         2,758,998         2,100,613         1,181,304
Accumulated net realized gain (loss) on
investments                                          16,951           56,830           195,785           191,840           121,711
Undistributed net investment income                   1,412          117,518           179,475                --             3,612
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                       $6,956,714      $14,012,520       $40,402,939       $24,491,612       $13,335,481
----------------------------------------------------------------------------------------------------------------------------------
Net Assets
  Class A                                        $1,953,592       $3,058,043        $8,188,177        $4,757,823        $3,419,937
  Class B                                           630,156          676,985         3,427,761         1,268,813         1,123,849
  Class C                                           777,773          521,815         1,147,935           450,138           212,395
  Class I                                            67,460          545,676           613,154         1,313,658         1,003,781
  Class R1                                        1,162,070          828,653         2,549,088         1,329,543           751,710
  Class R2                                          336,208          845,523         2,595,668         1,130,529           686,828
  Class R3                                        1,313,673        2,793,716        10,493,793         5,980,137         3,702,350
  Class R4                                          660,479        4,684,971        11,325,808         8,197,832         2,371,312
  Class R5                                           55,303           57,138            61,555            63,139            63,319
----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                 $6,956,714      $14,012,520       $40,402,939       $24,491,612       $13,335,481
----------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                  LIFETIME
                                                 RETIREMENT         LIFETIME          LIFETIME          LIFETIME          LIFETIME
                                                INCOME FUND        2010 FUND         2020 FUND         2030 FUND         2040 FUND

Shares of beneficial interest outstanding

  CLASS A                                           188,661          276,023           690,731           388,599           278,797
  CLASS B                                            60,839           61,428           290,704           104,234            92,018
  CLASS C                                            75,078           47,364            97,479            36,881            17,361
  CLASS I                                             6,511           49,110            51,532           106,931            81,502
  CLASS R1                                          112,229           75,388           216,318           109,257            61,615
  CLASS R2                                           32,464           76,634           219,777            92,535            56,144
  CLASS R3                                          126,755          253,084           887,423           490,121           302,496
  CLASS R4                                           63,790          423,323           955,454           670,537           193,263
  CLASS R5                                            5,335            5,144             5,175             5,142             5,143
----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHARES OF BENEFICIAL INTEREST
OUTSTANDING                                         671,662        1,267,498         3,414,593         2,004,237         1,088,339
----------------------------------------------------------------------------------------------------------------------------------
Class A shares
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value per share (net assets / shares
  of beneficial interest outstanding)                $10.36           $11.08            $11.85            $12.24            $12.27
----------------------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X net
  asset value per share)                             $10.99           $11.76            $12.57            $12.99            $13.02
----------------------------------------------------------------------------------------------------------------------------------

Class B shares
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets / shares of beneficial interest
  outstanding)                                       $10.36           $11.02            $11.79            $12.17            $12.21
----------------------------------------------------------------------------------------------------------------------------------

Class C shares
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets / shares of beneficial interest
  outstanding)                                       $10.36           $11.02            $11.78            $12.20            $12.23
----------------------------------------------------------------------------------------------------------------------------------
Class I shares
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and
  redemption price per share (net assets /
  shares of beneficial interest outstanding)         $10.36           $11.11            $11.90            $12.29            $12.32
----------------------------------------------------------------------------------------------------------------------------------

Class R1 shares
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and
  redemption price per share (net assets /
  shares of beneficial interest outstanding)         $10.35           $10.99            $11.78            $12.17            $12.20
----------------------------------------------------------------------------------------------------------------------------------

Class R2 shares
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and
  redemption price per share (net assets /
  shares of beneficial interest outstanding)         $10.36           $11.03            $11.81            $12.22            $12.23
----------------------------------------------------------------------------------------------------------------------------------

Class R3 shares
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and
  redemption price per share (net assets /
  shares of beneficial interest outstanding)         $10.36           $11.04            $11.83            $12.20            $12.24
----------------------------------------------------------------------------------------------------------------------------------

Class R4 shares
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and
  redemption price per share (net assets /
  shares of beneficial interest outstanding)         $10.35           $11.07            $11.85            $12.23            $12.27
----------------------------------------------------------------------------------------------------------------------------------

Class R5 shares
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and
  redemption price per share (net assets /
  shares of beneficial interest outstanding)         $10.37           $11.11            $11.90            $12.28            $12.31
----------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Year Ended 4/30/07

This statement describes how much each fund earned in investment income and accrued in expenses. It also describes any gains or losses generated by each fund's operations.

                                                  LIFETIME
                                                 RETIREMENT         LIFETIME          LIFETIME          LIFETIME          LIFETIME
                                                INCOME FUND        2010 FUND         2020 FUND         2030 FUND         2040 FUND

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
  Dividends                                        $204,917         $268,494          $450,594          $108,068           $50,766
  Interest                                            4,320           11,041            20,311            33,865             7,710
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                            $209,237         $279,535          $470,905          $141,933           $58,476
----------------------------------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                     $27,943          $32,000          $101,479           $52,008           $30,784
  Shareholder servicing costs                         4,239            6,442            16,383            12,010             9,134
  Administrative services fee                        17,502           17,502            17,502            17,502            17,502
  Retirement plan administration and
  services fees                                       7,017           10,396            32,612            18,423             8,543
  Independent trustees' compensation                  1,456            1,357             1,417             1,530             1,406
  Custodian fee                                      15,525           17,914            21,709            21,106            13,938
  Shareholder communications                         11,460           11,759            18,529            16,643            15,013
  Auditing fees                                      30,731           30,731            30,731            30,731            30,731
  Legal fees                                          1,021            1,022             1,044             1,023               723
  Registration fees                                  75,617           74,442            83,739            75,585            74,220
  Miscellaneous                                      12,570            9,322             6,411            12,898            10,257
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     $205,081         $212,887          $331,556          $259,459          $212,251
----------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                  (75)            (226)             (872)              (13)             (235)
  Reduction of expenses by investment adviser      (167,192)        (165,079)         (182,882)         (179,974)         (168,010)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                        $37,814          $47,582          $147,802           $79,472           $44,006
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                              $171,423         $231,953          $323,103           $62,461           $14,470
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                           $16,557          $62,867           $36,332          $(13,152)          $27,998
  Capital gain distributions from underlying
  funds                                              15,957           59,133           575,527           381,564           213,919
----------------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss) on investments             $32,514         $122,000          $611,859          $368,412          $241,917
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                      $177,017         $431,476        $2,548,872        $1,987,026        $1,058,981
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                     $209,531         $553,476        $3,160,731        $2,355,438        $1,300,898
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets
from operations                                    $380,954         $785,429        $3,483,834        $2,417,899        $1,315,368
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                  LIFETIME
                                                 RETIREMENT         LIFETIME          LIFETIME          LIFETIME          LIFETIME
YEAR ENDED 4/30/07                              INCOME FUND        2010 FUND         2020 FUND         2030 FUND         2040 FUND

CHANGE IN NET ASSETS

FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                              $171,423         $231,953          $323,103           $62,461           $14,470
Net realized gain (loss) on investments              32,514          122,000           611,859           368,412           241,917
Net unrealized gain (loss) on investments           177,017          431,476         2,548,872         1,987,026         1,058,981
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations               $380,954         $785,429        $3,483,834        $2,417,899        $1,315,368
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income

  Class A                                          $(56,220)        $(40,721)         $(77,396)         $(31,554)         $(17,750)
  Class B                                           (16,185)          (6,779)          (21,132)           (6,358)           (2,583)
  Class C                                           (14,346)          (5,135)           (6,954)             (728)             (273)
  Class I                                            (2,175)          (5,828)           (6,283)          (10,337)           (7,937)
  Class R1                                          (20,188)          (6,998)          (13,590)           (5,480)           (1,219)
  Class R2                                           (4,260)          (6,576)          (16,023)           (2,401)           (2,016)
  Class R3                                          (46,630)         (29,994)          (75,783)          (35,701)          (12,148)
  Class R4                                           (8,735)         (38,189)         (101,681)          (62,469)          (12,642)
  Class R5                                           (2,144)          (1,111)             (844)             (706)             (496)

From net realized gain on investments

  Class A                                            (1,490)          (3,708)          (32,706)           (3,664)           (9,943)
  Class B                                              (454)            (793)          (12,850)           (1,178)           (3,741)
  Class C                                              (323)            (591)           (3,515)             (205)             (637)
  Class I                                               (45)            (489)           (2,342)           (1,051)           (3,758)
  Class R1                                             (882)            (751)           (7,946)             (989)           (1,392)
  Class R2                                              (79)            (665)           (7,270)             (386)           (1,414)
  Class R3                                           (1,195)          (2,963)          (35,632)           (4,670)           (8,297)
  Class R4                                              (90)          (3,547)          (43,123)           (7,193)           (7,251)
  Class R5                                              (49)             (98)             (335)              (77)             (261)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(175,490)       $(154,936)        $(465,405)        $(175,147)         $(93,758)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share
transactions                                     $4,706,614      $11,377,737       $29,746,009       $19,256,176        $9,648,931
----------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                       $4,912,078      $12,008,230       $32,764,438       $21,498,928       $10,870,541
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                            2,044,636        2,004,290         7,638,501         2,992,684         2,464,940
At end of period                                 $6,956,714      $14,012,520       $40,402,939       $24,491,612       $13,335,481
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included
in net assets at end of period                       $1,412         $117,518          $179,475               $--            $3,612
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                  LIFETIME
                                                 RETIREMENT         LIFETIME          LIFETIME          LIFETIME          LIFETIME
PERIOD ENDED 4/30/06 (c)                        INCOME FUND        2010 FUND         2020 FUND         2030 FUND         2040 FUND

CHANGE IN NET ASSETS

OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                               $20,732          $18,436           $23,426            $1,196            $1,024
Net realized gain (loss) on investments               1,164            8,409            66,324            25,910            20,541
Net unrealized gain (loss) on investments                42           21,664           210,126           113,587           122,323
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                $21,938          $48,509          $299,876          $140,693          $143,888
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income

  Class A                                           $(6,552)           $(781)          $(4,841)          $(1,295)          $(1,878)
  Class B                                            (3,895)            (359)           (4,609)           (2,096)           (1,753)
  Class C                                            (1,999)            (284)           (1,235)           (1,286)             (864)
  Class I                                            (1,243)            (408)           (3,274)           (2,768)           (3,837)
  Class R1                                           (1,217)            (271)             (650)             (692)             (663)
  Class R2                                           (1,021)            (315)             (694)             (736)             (707)
  Class R3                                           (2,268)            (327)           (5,359)           (1,374)           (2,011)
  Class R4                                           (1,134)          (3,749)          (17,153)           (1,464)           (1,542)
  Class R5                                           (1,216)            (395)             (775)             (817)             (788)

From net realized gain on investments

  Class A                                                --               --                --                --               (94)
  Class B                                                --               --                --                --               (94)
  Class C                                                --               --                --                --               (49)
  Class I                                                --               --                --                --              (186)
  Class R1                                               --               --                --                --               (39)
  Class R2                                               --               --                --                --               (39)
  Class R3                                               --               --                --                --              (104)
  Class R4                                               --               --                --                --               (78)
  Class R5                                               --               --                --                --               (39)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(20,545)         $(6,889)         $(38,590)         $(12,528)         $(14,765)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share
transactions                                     $2,043,243       $1,962,670        $7,377,215        $2,864,519        $2,335,817
----------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                       $2,044,636       $2,004,290        $7,638,501        $2,992,684        $2,464,940
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
At end of period                                 $2,044,636       $2,004,290        $7,638,501        $2,992,684        $2,464,940
----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included
in net assets at end of period                         $349          $13,429           $12,748               $--               $--
----------------------------------------------------------------------------------------------------------------------------------
(c) For the period from the commencement of the funds' investment operations, September 29, 2005, through the stated period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

MFS(R) LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class
(assuming reinvestment of all distributions) held for the entire period.

                                                                 CLASS A                  CLASS B                  CLASS C
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30          YEARS ENDED 4/30        YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)
Net asset value, beginning of period                        $10.00      $10.00      $10.00      $10.00       $10.00       $10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.39       $0.24       $0.32       $0.20        $0.31        $0.19
  Net realized and unrealized gain (loss) on investments      0.36       (0.02)(g)    0.37       (0.01)(g)     0.38         0.00(w)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.75       $0.22       $0.69       $0.19        $0.69        $0.19
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.38)     $(0.22)     $(0.32)     $(0.19)      $(0.32)      $(0.19)
  From net realized gain on investments                      (0.01)         --       (0.01)         --        (0.01)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.39)     $(0.22)     $(0.33)     $(0.19)      $(0.33)      $(0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.36      $10.00      $10.36      $10.00       $10.36       $10.00
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                       7.67        2.27(n)     6.98        1.88(n)      6.98         1.88(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     3.79       14.17(a)     4.46       14.82(a)      4.35        14.82(a)
Expenses after expense reductions (f)(h)                      0.45        0.45(a)     1.10        1.10(a)      1.10         1.10(a)
Net investment income                                         3.79        3.87(a)     3.14        3.21(a)      3.09         3.14(a)
Portfolio turnover                                              22          14          22          14           22           14
Net assets at end of period (000 omitted)                   $1,954        $724        $630        $367         $778         $379
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
MFS(R) LIFETIME RETIREMENT INCOME FUND - CONTINUED

                                                                CLASS I                 CLASS R!                 CLASS R@
                                                         ---------------------    -------------------    --------------------
                                                            YEARS ENDED 4/30       YEARS ENDED 4/30         YEARS ENDED 4/30
                                                           2007        2006(c)    2007        2006(c)     2007         2006(c)

Net asset value, beginning of period                       $10.00      $10.00     $10.00      $10.00      $10.00       $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                 $0.41       $0.25      $0.32       $0.18       $0.32        $0.20
  Net realized and unrealized gain (loss) on investments     0.38       (0.01)(g)   0.35        0.00(w)     0.39        (0.00)(g)(w)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $0.79       $0.24      $0.67       $0.18       $0.71        $0.20
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.42)     $(0.24)    $(0.31)     $(0.18)     $(0.34)      $(0.20)
  From net realized gain on investments                     (0.01)         --      (0.01)         --       (0.01)          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $(0.43)     $(0.24)    $(0.32)     $(0.18)     $(0.35)      $(0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $10.36      $10.00     $10.35      $10.00      $10.36       $10.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                         8.04        2.48(n)    6.77        1.82(n)     7.24         2.03(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                    3.50       13.82(a)    4.65       15.02(a)     4.17        14.72(a)
Expenses after expense reductions (f)(h)                     0.10        0.10(a)    1.20        1.20(a)     0.85         0.85(a)
Net investment income                                        4.14        4.24(a)    3.04        3.15(a)     3.32         3.49(a)
Portfolio turnover                                             22          14         22          14          22           14
Net assets at end of period (000 omitted)                     $67         $51     $1,162        $127        $336          $51
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
MFS(R) LIFETIME RETIREMENT INCOME FUND - CONTINUED

                                                                CLASS R3                  CLASS R4                 CLASS R5
                                                         ---------------------     -------------------     --------------------
                                                            YEARS ENDED 4/30        YEARS ENDED 4/30           YEARS ENDED 4/30
                                                           2007        2006(c)     2007        2006(c)       2007         2006(c)

Net asset value, beginning of period                       $10.00      $10.00      $10.00      $10.00        $10.00       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                 $0.38       $0.20       $0.36       $0.22         $0.41        $0.24
  Net realized and unrealized gain (loss) on investments     0.34        0.01        0.38       (0.00)(g)(w)   0.38         0.00(w)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $0.72       $0.21       $0.74       $0.22         $0.79        $0.24
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.35)     $(0.21)     $(0.38)     $(0.22)       $(0.41)      $(0.24)
  From net realized gain on investments                     (0.01)         --       (0.01)         --         (0.01)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders               $(0.36)     $(0.21)     $(0.39)     $(0.22)       $(0.42)      $(0.24)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $10.36      $10.00      $10.35      $10.00        $10.37       $10.00
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                         7.35        2.09(n)     7.51        2.24(n)       8.04         2.42(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                    4.23       14.57(a)     3.57       14.22(a)       3.58        13.92(a)
Expenses after expense reductions (f)(h)                     0.75        0.75(a)     0.50        0.50(a)       0.20         0.20(a)
Net investment income                                        3.50        3.54(a)     3.62        3.84(a)       4.04         4.14(a)
Portfolio turnover                                             22          14          22          14            22           14
Net assets at end of period (000 omitted)                  $1,314        $241        $660         $53           $55          $51
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class
(assuming reinvestment of all distributions) held for the entire period.

                                                                 CLASS A                  CLASS B                  CLASS C
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)
Net asset value, beginning of period                        $10.39      $10.00      $10.37      $10.00       $10.37       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.35       $0.18       $0.28       $0.14        $0.27        $0.14
  Net realized and unrealized gain (loss) on investments      0.56        0.29        0.54        0.29         0.56         0.29
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.91       $0.47       $0.82       $0.43        $0.83        $0.43
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.20)     $(0.08)     $(0.15)     $(0.06)      $(0.16)      $(0.06)
  From net realized gain on investments                      (0.02)         --       (0.02)         --        (0.02)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.22)     $(0.08)     $(0.17)     $(0.06)      $(0.18)      $(0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.08      $10.39      $11.02      $10.37       $11.02       $10.37
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                       8.80        4.67(n)     7.99        4.32(n)      8.01         4.28(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     2.63       13.57(a)     3.41       14.22(a)      3.41        14.22(a)
Expenses after expense reductions (f)(h)                      0.45        0.45(a)     1.10        1.10(a)      1.10         1.10(a)
Net investment income                                         3.25        2.96(a)     2.59        2.32(a)      2.60         2.33(a)
Portfolio turnover                                              27           3          27           3           27            3
Net assets at end of period (000 omitted)                   $3,058        $468        $677        $138         $522          $96
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
MFS(R) LIFETIME 2010 FUND - CONTINUED

                                                                 CLASS I                 CLASS R1                 CLASS R2
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)
Net asset value, beginning of period                        $10.41      $10.00      $10.37      $10.00       $10.38       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.36       $0.22       $0.26       $0.13        $0.30        $0.15
  Net realized and unrealized gain (loss) on investments      0.57        0.27        0.55        0.29         0.55         0.29
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.93       $0.49       $0.81       $0.42        $0.85        $0.44
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.21)     $(0.08)     $(0.17)     $(0.05)      $(0.18)      $(0.06)
  From net realized gain on investments                      (0.02)         --       (0.02)         --        (0.02)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.23)     $(0.08)     $(0.19)     $(0.05)      $(0.20)      $(0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.11      $10.41      $10.99      $10.37       $11.03       $10.38

--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                          9.05        4.94(n)     7.84        4.26(n)      8.22         4.45(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     2.63       13.22(a)     3.39       14.42(a)      3.08        14.12(a)
Expenses after expense reductions (f)(h)                      0.10        0.10(a)     1.20        1.20(a)      0.85         0.85(a)
Net investment income                                         3.53        3.26(a)     2.53        2.21(a)      2.82         2.58(a)
Portfolio turnover                                              27           3          27           3           27            3
Net assets at end of period (000 omitted)                     $546        $264        $829         $86         $846          $90
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
MFS(R) LIFETIME 2010 FUND - CONTINUED

                                                                CLASS R3                 CLASS R4                 CLASS R5
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)

Net asset value, beginning of period                        $10.38      $10.00      $10.39      $10.00       $10.40       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.32       $0.14       $0.35       $0.22        $0.37        $0.19
  Net realized and unrealized gain (loss) on investments      0.54        0.31        0.54        0.25         0.57         0.29
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.86       $0.45       $0.89       $0.47        $0.94        $0.48
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.18)     $(0.07)     $(0.19)     $(0.08)      $(0.21)      $(0.08)
  From net realized gain on investments                      (0.02)         --       (0.02)         --        (0.02)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.20)     $(0.07)     $(0.21)     $(0.08)      $(0.23)      $(0.08)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.04      $10.38      $11.07      $10.39       $11.11       $10.40
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                          8.36        4.47(n)     8.67        4.71(n)      9.06         4.81(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     3.03       13.97(a)     2.47       13.62(a)      2.80        13.32(a)
Expenses after expense reductions (f)(h)                      0.75        0.75(a)     0.50        0.50(a)      0.20         0.20(a)
Net investment income                                         2.94        2.71(a)     3.14        3.08(a)      3.46         3.22(a)
Portfolio turnover                                              27           3          27           3           27            3
Net assets at end of period (000 omitted)                   $2,794        $261      $4,685        $549          $57          $52
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class
(assuming reinvestment of all distributions) held for the entire period.

                                                                CLASS A                   CLASS B                   CLASS C
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)

Net asset value, beginning of period                        $10.85      $10.00      $10.82      $10.00       $10.83       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.18       $0.08       $0.11       $0.06        $0.12        $0.06
  Net realized and unrealized gain (loss) on investments      1.03        0.92        1.02        0.90         1.01         0.91
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.21       $1.00       $1.13       $0.96        $1.13        $0.97
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.15)     $(0.15)     $(0.10)     $(0.14)      $(0.12)      $(0.14)
  From net realized gain on investments                      (0.06)         --       (0.06)         --        (0.06)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.21)     $(0.15)     $(0.16)     $(0.14)      $(0.18)      $(0.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.85      $10.85      $11.79      $10.82       $11.78       $10.83
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                      11.26       10.14(n)    10.57        9.71(n)     10.58         9.79(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     1.26        5.30(a)     1.92        5.95(a)      1.86         5.95(a)
Expenses after expense reductions (f)(h)                      0.45        0.45(a)     1.10        1.10(a)      1.10         1.10(a)
Net investment income                                         1.63        1.34(a)     1.01        0.84(a)      1.07         0.96(a)
Portfolio turnover                                               7           4           7           4            7            4
Net assets at end of period (000 omitted)                   $8,188      $2,718      $3,428      $1,009       $1,148         $143
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND - CONTINUED

                                                               CLASS I                  CLASS R1                  CLASS R2
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)
Net asset value, beginning of period                        $10.87      $10.00      $10.83      $10.00       $10.85       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.22       $0.10       $0.10       $0.04        $0.14        $0.07
  Net realized and unrealized gain (loss) on investments      1.04        0.93        1.02        0.92         1.02         0.92
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.26       $1.03       $1.12       $0.96        $1.16        $0.99
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.17)     $(0.16)     $(0.11)     $(0.13)      $(0.14)      $(0.14)
  From net realized gain on investments                      (0.06)         --       (0.06)         --        (0.06)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.23)     $(0.16)     $(0.17)     $(0.13)      $(0.20)      $(0.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.90      $10.87      $11.78      $10.83       $11.81       $10.85
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                         11.71       10.38(n)    10.41        9.68(n)     10.79         9.97(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     0.96        4.95(a)     2.08        6.14(a)      1.70         5.85(a)
Expenses after expense reductions (f)(h)                      0.10        0.10(a)     1.20        1.20(a)      0.85         0.85(a)
Net investment income                                         1.97        1.60(a)     0.90        0.58(a)      1.25         1.19(a)
Portfolio turnover                                               7           4           7           4            7            4
Net assets at end of period (000 omitted)                     $613        $324      $2,549        $549       $2,596          $90
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2020 FUND - CONTINUED

                                                              CLASS R3                  CLASS R4                  CLASS R5
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)
Net asset value, beginning of period                        $10.84      $10.00      $10.86      $10.00       $10.87       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.15       $0.08       $0.19       $0.12        $0.21        $0.11
  Net realized and unrealized gain (loss) on investments      1.03        0.91        1.01        0.89         1.04         0.91
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.18       $0.99       $1.20       $1.01        $1.25        $1.02
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.13)     $(0.15)     $(0.15)     $(0.15)      $(0.16)      $(0.15)
  From net realized gain on investments                      (0.06)         --       (0.06)         --        (0.06)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.19)     $(0.15)     $(0.21)     $(0.15)      $(0.22)      $(0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.83      $10.84      $11.85      $10.86       $11.90       $10.87
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                         11.03        9.99(n)    11.15       10.24(n)     11.61        10.35(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     1.62        5.69(a)     1.26        5.35(a)      1.09         5.05(a)
Expenses after expense reductions (f)(h)                      0.75        0.75(a)     0.50        0.50(a)      0.20         0.20(a)
Net investment income                                         1.36        1.28(a)     1.67        1.63(a)      1.88         1.87(a)
Portfolio turnover                                               7           4           7           4            7            4
Net assets at end of period (000 omitted)                   $10,494     $1,271      $11,326     $1,480          $62          $55
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class
(assuming reinvestment of all distributions) held for the entire period.

                                                               CLASS A                   CLASS B                   CLASS C
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)
Net asset value, beginning of period                        $11.10      $10.00      $11.07      $10.00       $11.08       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                           $0.07       $0.01      $(0.00)(w)  $(0.03)      $(0.02)      $(0.01)
  Net realized and unrealized gain (loss) on investments      1.20        1.25        1.19        1.25         1.20         1.24
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.27       $1.26       $1.19       $1.22        $1.18        $1.23
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.12)     $(0.16)     $(0.08)     $(0.15)      $(0.05)      $(0.15)
  From net realized gain on investments                      (0.01)         --       (0.01)         --        (0.01)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.13)     $(0.16)     $(0.09)     $(0.15)      $(0.06)      $(0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.24      $11.10      $12.17      $11.07       $12.20       $11.08
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                      11.57       12.73(n)    10.80       12.36(n)     10.72        12.39(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     1.84       11.40(a)     2.54       12.05(a)      2.61        12.05(a)
Expenses after expense reductions (f)(h)                      0.45        0.45(a)     1.10        1.10(a)      1.10         1.10(a)
Net investment income (loss)                                  0.63        0.20(a)    (0.04)      (0.41)(a)    (0.16)       (0.13)(a)
Portfolio turnover                                              17           4          17           4           17            4
Net assets at end of period (000 omitted)                   $4,758        $686      $1,269        $382         $450         $114
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND - CONTINUED

                                                                CLASS I                  CLASS R1                  CLASS R2
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)
Net asset value, beginning of period                        $11.12      $10.00      $11.08      $10.00       $11.09       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                           $0.10       $0.04      $(0.02)     $(0.03)       $0.00(w)     $0.00(w)
  Net realized and unrealized gain (loss) on investments      1.22        1.25        1.20        1.25         1.23         1.24
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.32       $1.29       $1.18       $1.22        $1.23        $1.24
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.14)     $(0.17)     $(0.08)     $(0.14)      $(0.09)      $(0.15)
  From net realized gain on investments                      (0.01)         --       (0.01)         --        (0.01)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.15)     $(0.17)     $(0.09)     $(0.14)      $(0.10)      $(0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.29      $11.12      $12.17      $11.08       $12.22       $11.09
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                         11.99       12.99(n)    10.72       12.29(n)     11.17        12.49(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     1.62       11.05(a)     2.69       12.25(a)      2.29        11.95(a)
Expenses after expense reductions (f)(h)                      0.10        0.10(a)     1.20        1.20(a)      0.85         0.85(a)
Net investment income (loss)                                  0.91        0.67(a)    (0.14)      (0.49)(a)     0.03         0.05(a)
Portfolio turnover                                              17           4          17           4           17            4
Net assets at end of period (000 omitted)                   $1,314        $701      $1,330        $306       $1,131          $62
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2030 FUND - CONTINUED

                                                               CLASS R3                  CLASS R4                  CLASS R5
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)
Net asset value, beginning of period                        $11.09      $10.00      $11.10      $10.00       $11.12       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.04       $0.01       $0.08       $0.02        $0.09        $0.04
  Net realized and unrealized gain (loss) on investments      1.19        1.23        1.18        1.24         1.21         1.24
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.23       $1.24       $1.26       $1.26        $1.30        $1.28
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.11)     $(0.15)     $(0.12)     $(0.16)      $(0.13)      $(0.16)
  From net realized gain on investments                      (0.01)         --       (0.01)         --        (0.01)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.12)     $(0.15)     $(0.13)     $(0.16)      $(0.14)      $(0.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.20      $11.09      $12.23      $11.10       $12.28       $11.12
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                         11.18       12.56(n)    11.49       12.72(n)     11.80        12.97(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     2.21       11.80(a)     1.79       11.45(a)      1.78        11.15(a)
Expenses after expense reductions (f)(h)                      0.75        0.75(a)     0.50        0.50(a)      0.20         0.20(a)
Net investment income                                         0.35        0.10(a)     0.69        0.33(a)      0.85         0.71(a)
Portfolio turnover                                              17           4          17           4           17            4
Net assets at end of period (000 omitted)                   $5,980        $331      $8,198        $354          $63          $56
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less then $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class
(assuming reinvestment of all distributions) held for the entire period.

                                                                CLASS A                   CLASS B                   CLASS C
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)
Net asset value, beginning of period                        $11.10      $10.00      $11.08      $10.00       $11.08       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                           $0.04       $0.01      $(0.03)     $(0.03)      $(0.03)      $(0.02)
  Net realized and unrealized gain (loss) on investments      1.27        1.26        1.24        1.27         1.25         1.25
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.31       $1.27       $1.21       $1.24        $1.22        $1.23
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.09)     $(0.16)     $(0.03)     $(0.15)      $(0.02)      $(0.14)
  From net realized gain on investments                      (0.05)      (0.01)      (0.05)      (0.01)       (0.05)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.14)     $(0.17)     $(0.08)     $(0.16)      $(0.07)      $(0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.27      $11.10      $12.21      $11.08       $12.23       $11.08
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                      11.86       12.76(n)    11.00       12.45(n)     11.05        12.38(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     2.75       11.32(a)     3.57       11.97(a)      3.57        11.97(a)
Expenses after expense reductions (f)(h)                      0.45        0.45(a)     1.10        1.10(a)      1.10         1.10(a)
Net investment income (loss)                                  0.38        0.10(a)    (0.27)      (0.45)(a)    (0.31)       (0.26)(a)
Portfolio turnover                                              11          33          11          33           11           33
Net assets at end of period (000 omitted)                   $3,420        $599      $1,124        $466         $212          $86
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND - CONTINUED

                                                                CLASS I                  CLASS R1                  CLASS R2
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)

Net asset value, beginning of period                        $11.12      $10.00      $11.08      $10.00       $11.10       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                           $0.08       $0.04      $(0.05)     $(0.03)      $(0.00)(w)    $0.00(w)
  Net realized and unrealized gain (loss) on investments      1.27        1.25        1.26        1.25         1.25         1.25
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.35       $1.29       $1.21       $1.22        $1.25        $1.25
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.10)     $(0.16)     $(0.04)     $(0.13)      $(0.07)      $(0.14)
  From net realized gain on investments                      (0.05)      (0.01)      (0.05)      (0.01)       (0.05)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.15)     $(0.17)     $(0.09)     $(0.14)      $(0.12)      $(0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.32      $11.12      $12.20      $11.08       $12.23       $11.10
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                         12.26       13.01(n)    11.00       12.31(n)     11.33        12.61(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     2.59       10.97(a)     3.55       12.17(a)      3.14        11.87(a)
Expenses after expense reductions (f)(h)                      0.10        0.10(a)     1.20        1.20(a)      0.85         0.85(a)
Net investment income (loss)                                  0.71        0.62(a)    (0.42)      (0.42)(a)    (0.02)        0.02(a)
Portfolio turnover                                              11          33          11          33           11           33
Net assets at end of period (000 omitted)                   $1,004        $582        $752        $127         $687          $56
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued

MFS(R) LIFETIME 2040 FUND - CONTINUED

                                                               CLASS R3                  CLASS R4                  CLASS R5
                                                          ---------------------     -------------------     --------------------
                                                             YEARS ENDED 4/30        YEARS ENDED 4/30          YEARS ENDED 4/30
                                                            2007        2006(c)     2007        2006(c)      2007         2006(c)
Net asset value, beginning of period                        $11.10      $10.00      $11.11      $10.00       $11.12       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.00(w)    $0.01       $0.05       $0.03        $0.07        $0.04
  Net realized and unrealized gain (loss) on investments      1.26        1.25        1.25        1.24         1.26         1.25
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.26       $1.26       $1.30       $1.27        $1.33        $1.29
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.07)     $(0.15)     $(0.09)     $(0.15)      $(0.09)      $(0.16)
  From net realized gain on investments                      (0.05)      (0.01)      (0.05)      (0.01)       (0.05)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.12)     $(0.16)     $(0.14)     $(0.16)      $(0.14)      $(0.17)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.24      $11.10      $12.27      $11.11       $12.31       $11.12
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                         11.43       12.70(n)    11.74       12.84(n)     12.07        12.99(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                     3.06       11.72(a)     2.78       11.37(a)      2.78        11.07(a)
Expenses after expense reductions (f)(h)                      0.75        0.75(a)     0.50        0.50(a)      0.20         0.20(a)
Net investment income                                         0.03        0.08(a)     0.39        0.38(a)      0.60         0.67(a)
Portfolio turnover                                              11          33          11          33           11           33
Net assets at end of period (000 omitted)                   $3,702        $323      $2,371        $169          $63          $56
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund's accounting policies, is outlined in the underlying fund's financial statements which are available upon request or by visiting mfs.com.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of each Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to each fund and its impact on each fund's financial statements, if any, has not been determined.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

The tax character of distributions declared to shareholders is as follows:

                                                  MFS LIFETIME
                                                    RETIREMENT      MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
YEAR ENDED 4/30/07                                 INCOME FUND         2010 FUND        2020 FUND        2030 FUND        2040 FUND
Ordinary income (including any short-term
capital gains)                                        $170,883          $141,331         $319,686         $159,310          $57,645
Long-term capital gain                                   4,607            13,605          145,719           15,837           36,113
-----------------------------------------------------------------------------------------------------------------------------------
                                                      $175,490          $154,936         $465,405         $175,147          $93,758

                                                  MFS LIFETIME
                                                    RETIREMENT      MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
YEAR ENDED 4/30/06                                 INCOME FUND         2010 FUND        2020 FUND        2030 FUND        2040 FUND
Ordinary income (including any short-term
capital gains)                                         $20,545            $6,889          $38,590          $12,044          $14,043
Long-term capital gain                                      --                --               --              484              722
-----------------------------------------------------------------------------------------------------------------------------------
                                                       $20,545            $6,889          $38,590          $12,528          $14,765

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                  MFS LIFETIME
                                                    RETIREMENT      MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
AS OF 4/30/07                                      INCOME FUND         2010 FUND        2020 FUND        2030 FUND        2040 FUND
Cost of investments                                 $6,881,540       $13,754,736      $37,931,331      $22,672,597      $12,368,337
-----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation                                     163,522           442,406        2,724,949        2,008,494        1,156,750
Gross depreciation                                          --                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                           $163,522          $442,406       $2,724,949       $2,008,494       $1,156,750
Undistributed ordinary income                          $18,685          $118,573         $179,475          $29,543           $3,612
Undistributed long-term capital gain                    30,488            66,509          229,834          254,416          146,265
Other temporary differences                            (17,273)               --               --               --               --

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.
On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to each fund, and has determined that there is no impact resulting from the adoption of this Interpretation on each fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund all shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. For all other funds, all shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.

The investment adviser has agreed in writing to pay a portion of each fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of each fund's average daily net assets. This written agreement will continue through August 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended April 30, 2007, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

               MFS LIFETIME
                 RETIREMENT           MFS LIFETIME           MFS LIFETIME           MFS LIFETIME           MFS LIFETIME
                INCOME FUND              2010 FUND              2020 FUND              2030 FUND              2040 FUND
                   $165,220               $162,917               $175,417               $176,145               $165,881

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2007, as its portion of the initial sales charge on sales of Class A shares of each fund.

               MFS LIFETIME
                 RETIREMENT           MFS LIFETIME           MFS LIFETIME           MFS LIFETIME           MFS LIFETIME
                INCOME FUND              2010 FUND              2020 FUND              2030 FUND              2040 FUND
                     $2,190                 $4,400                 $6,219                 $8,674                 $4,236

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company
Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to
MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                                                     CLASS A
                                               ------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Lifetime Retirement Income Fund                       0.10%            0.25%            0.35%            0.35%           $5,201
MFS Lifetime 2010 Fund                                    0.10%            0.25%            0.35%            0.35%            6,188
MFS Lifetime 2020 Fund                                    0.10%            0.25%            0.35%            0.35%           17,017
MFS Lifetime 2030 Fund                                    0.10%            0.25%            0.35%            0.35%            8,457
MFS Lifetime 2040 Fund                                    0.10%            0.25%            0.35%            0.35%            6,047

                                                                                     CLASS B
                                               ------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Lifetime Retirement Income Fund                       0.75%            0.25%            1.00%            1.00%           $5,176
MFS Lifetime 2010 Fund                                    0.75%            0.25%            1.00%            1.00%            4,231
MFS Lifetime 2020 Fund                                    0.75%            0.25%            1.00%            1.00%           20,189
MFS Lifetime 2030 Fund                                    0.75%            0.25%            1.00%            1.00%            8,022
MFS Lifetime 2040 Fund                                    0.75%            0.25%            1.00%            1.00%            7,448

                                                                                     CLASS C
                                               ------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Lifetime Retirement Income Fund                       0.75%            0.25%            1.00%            1.00%           $4,670
MFS Lifetime 2010 Fund                                    0.75%            0.25%            1.00%            1.00%            3,025
MFS Lifetime 2020 Fund                                    0.75%            0.25%            1.00%            1.00%            4,856
MFS Lifetime 2030 Fund                                    0.75%            0.25%            1.00%            1.00%            1,828
MFS Lifetime 2040 Fund                                    0.75%            0.25%            1.00%            1.00%            1,432

                                                                                     CLASS R1
                                               ------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Lifetime Retirement Income Fund                       0.50%            0.25%            0.75%            0.75%           $4,983
MFS Lifetime 2010 Fund                                    0.50%            0.25%            0.75%            0.75%            2,557
MFS Lifetime 2020 Fund                                    0.50%            0.25%            0.75%            0.75%            9,502
MFS Lifetime 2030 Fund                                    0.50%            0.25%            0.75%            0.75%            5,128
MFS Lifetime 2040 Fund                                    0.50%            0.25%            0.75%            0.75%            2,270

                                                                                     CLASS R2
                                               ------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Lifetime Retirement Income Fund                       0.25%            0.25%            0.50%            0.50%             $646
MFS Lifetime 2010 Fund                                    0.25%            0.25%            0.50%            0.50%            1,914
MFS Lifetime 2020 Fund                                    0.25%            0.25%            0.50%            0.50%            5,624
MFS Lifetime 2030 Fund                                    0.25%            0.25%            0.50%            0.50%            2,206
MFS Lifetime 2040 Fund                                    0.25%            0.25%            0.50%            0.50%            1,391

                                                                                     CLASS R3
                                               ------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Lifetime Retirement Income Fund                       0.25%            0.25%            0.50%            0.50%           $6,660
MFS Lifetime 2010 Fund                                    0.25%            0.25%            0.50%            0.50%            7,980
MFS Lifetime 2020 Fund                                    0.25%            0.25%            0.50%            0.50%           28,614
MFS Lifetime 2030 Fund                                    0.25%            0.25%            0.50%            0.50%           15,634
MFS Lifetime 2040 Fund                                    0.25%            0.25%            0.50%            0.50%            8,988

                                                                                     CLASS R4
                                               ------------------------------------------------------------------------------------
                                                                                            TOTAL           ANNUAL     DISTRIBUTION
                                                   DISTRIBUTION          SERVICE     DISTRIBUTION        EFFECTIVE      AND SERVICE
                                                       FEE RATE         FEE RATE          PLAN(d)          RATE(e)              FEE
MFS Lifetime Retirement Income Fund                          --            0.25%            0.25%            0.25%             $607
MFS Lifetime 2010 Fund                                       --            0.25%            0.25%            0.25%            6,105
MFS Lifetime 2020 Fund                                       --            0.25%            0.25%            0.25%           15,677
MFS Lifetime 2030 Fund                                       --            0.25%            0.25%            0.25%           10,733
MFS Lifetime 2040 Fund                                       --            0.25%            0.25%            0.25%            3,208

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
Total Distributions and Service Fees                    $27,943          $32,000         $101,479          $52,008          $30,784

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April
30, 2007, were as follows:

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
CDSC IMPOSED                                        INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
Class A                                                     $--              $48           $2,611              $--              $19
Class B                                                     $--             $669             $785             $164             $227
Class C                                                     $25              $21              $66             $106             $108

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of each fund. For the year ended April 30, 2007, these costs amounted to the following:

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
                                                         $3,590           $5,582          $14,365          $10,352           $7,681

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the year ended April 30, 2007 was equivalent to the following annual effective rates of each fund's average daily net assets:

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
                                                        0.3534%          0.2297%          0.0786%          0.1360%          0.2446%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended April 30, 2007, each fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class'
average daily net assets:

                                                                                           CLASS R1
                                                            -----------------------------------------------------------------------
                                                                                                            ANNUAL
                                                              BEGINNING OF PERIOD    EFFECTIVE           EFFECTIVE            TOTAL
                                                                  THROUGH 3/31/07      4/01/07             RATE(g)           AMOUNT
MFS Lifetime Retirement Income Fund                                         0.45%        0.35%               0.35%           $2,901
MFS Lifetime 2010 Fund                                                      0.45%        0.35%               0.35%            1,481
MFS Lifetime 2020 Fund                                                      0.45%        0.35%               0.35%            5,515
MFS Lifetime 2030 Fund                                                      0.45%        0.35%               0.35%            2,972
MFS Lifetime 2040 Fund                                                      0.45%        0.35%               0.35%            1,310

                                                                                           CLASS R2
                                                            -----------------------------------------------------------------------
                                                                                                            ANNUAL
                                                              BEGINNING OF PERIOD    EFFECTIVE           EFFECTIVE            TOTAL
                                                                  THROUGH 3/31/07      4/01/07             RATE(g)           AMOUNT
MFS Lifetime Retirement Income Fund                                         0.40%        0.25%               0.25%             $475
MFS Lifetime 2010 Fund                                                      0.40%        0.25%               0.25%            1,431
MFS Lifetime 2020 Fund                                                      0.40%        0.25%               0.25%            4,187
MFS Lifetime 2030 Fund                                                      0.40%        0.25%               0.25%            1,629
MFS Lifetime 2040 Fund                                                      0.40%        0.25%               0.25%            1,035

                                                                                           CLASS R3
                                                            -----------------------------------------------------------------------
                                                                                                            ANNUAL
                                                              BEGINNING OF PERIOD    EFFECTIVE           EFFECTIVE            TOTAL
                                                                  THROUGH 3/31/07      4/01/07             RATE(g)           AMOUNT
MFS Lifetime Retirement Income Fund                                         0.25%        0.15%               0.15%           $3,223
MFS Lifetime 2010 Fund                                                      0.25%        0.15%               0.15%            3,766
MFS Lifetime 2020 Fund                                                      0.25%        0.15%               0.15%           13,469
MFS Lifetime 2030 Fund                                                      0.25%        0.15%               0.15%            7,341
MFS Lifetime 2040 Fund                                                      0.25%        0.15%               0.15%            4,211

                                                                                           CLASS R4
                                                            -----------------------------------------------------------------------
                                                                                                            ANNUAL
                                                              BEGINNING OF PERIOD    EFFECTIVE           EFFECTIVE            TOTAL
                                                                  THROUGH 3/31/07      4/01/07             RATE(g)           AMOUNT
MFS Lifetime Retirement Income Fund                                         0.15%        0.15%               0.15%             $364
MFS Lifetime 2010 Fund                                                      0.15%        0.15%               0.15%            3,663
MFS Lifetime 2020 Fund                                                      0.15%        0.15%               0.15%            9,384
MFS Lifetime 2030 Fund                                                      0.15%        0.15%               0.15%            6,423
MFS Lifetime 2040 Fund                                                      0.15%        0.15%               0.15%            1,930

                                                                                           CLASS R5
                                                            -----------------------------------------------------------------------
                                                                                                            ANNUAL
                                                              BEGINNING OF PERIOD    EFFECTIVE           EFFECTIVE            TOTAL
                                                                  THROUGH 3/31/07      4/01/07             RATE(g)           AMOUNT
MFS Lifetime Retirement Income Fund                                         0.10%        0.10%               0.10%              $54
MFS Lifetime 2010 Fund                                                      0.10%        0.10%               0.10%               55
MFS Lifetime 2020 Fund                                                      0.10%        0.10%               0.10%               57
MFS Lifetime 2030 Fund                                                      0.10%        0.10%               0.10%               58
MFS Lifetime 2040 Fund                                                      0.10%        0.10%               0.10%               57

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
Total Retirement Plan Administration and
Services Fees                                            $7,017          $10,396          $32,612          $18,423           $8,543

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement was discontinued
    on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for class R1, class R2, and class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended April 30, 2007, the waiver amounted to the following and is reflected as a reduction of total expenses in the Statement of Operations:

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
                                                         $1,948           $2,127           $7,360           $3,769           $2,095

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance
Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2007, the fee paid to
Tarantino LLC amounted to the following:

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
                                                            $32              $46             $141              $81              $45

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

                                                   MFS LIFETIME
                                                     RETIREMENT     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                    INCOME FUND        2010 FUND        2020 FUND        2030 FUND        2040 FUND
                                                            $24              $35             $105              $60              $34

The investment adviser reimbursed MFS Lifetime 2030 Fund $37,315 for a trade correction. This amount is included in the realized gain (loss) on investment transactions on the Statement of Operations. This trade correction also resulted in the investment adviser reimbursing MFS Lifetime 2030 Fund $27,747. This amount is recorded as an increase to paid-in capital.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of underlying funds aggregated to the following.

                                                  MFS LIFETIME
                                                    RETIREMENT      MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                   INCOME FUND         2010 FUND        2020 FUND        2030 FUND        2040 FUND

Purchases                                           $5,709,708       $13,444,502      $31,654,245      $21,536,311      $10,496,029
-----------------------------------------------------------------------------------------------------------------------------------
Sales                                               $1,042,609        $2,013,278       $1,573,984       $2,165,613         $801,558
-----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

MFS(R) LIFETIME RETIREMENT INCOME FUND

                                   YEAR ENDED 4/30/07      YEAR ENDED 4/30/06(c)
                                  SHARES        AMOUNT       SHARES      AMOUNT

Shares sold
    Class A                       143,219    $1,440,438      71,702    $715,408
    Class B                        26,533       266,000      36,355     363,854
    Class C                        51,435       522,615      37,691     376,725
    Class I                         1,183        12,244       5,000      50,030
    Class R1                      294,517     2,990,363      12,802     128,015
    Class R2                       35,134       358,985       5,000      50,030
    Class R3                      266,218     2,697,951      33,990     339,959
    Class R4                       70,868       722,441       5,214      52,171
    Class R5                           --            --       5,000      50,030
-------------------------------------------------------------------------------
                                  889,107    $9,011,037     212,754   $2,126,222

Shares issued to shareholders
in reinvestment of distributions
    Class A                         5,179       $52,572         656      $6,550
    Class B                         1,544        15,655         380       3,790
    Class C                         1,200        12,221         171       1,706
    Class I                           222         2,220         124       1,236
    Class R1                        2,048        20,911         121       1,206
    Class R2                          430         4,339         102       1,014
    Class R3                        4,672        47,330         214       2,143
    Class R4                          865         8,825         113       1,126
    Class R5                          214         2,173         121       1,209
--------------------------------------------------------------------------------
                                   16,374      $166,246       2,002     $19,980

Shares reacquired
    Class A                       (32,095)    $(328,353)         --         $--
    Class B                        (3,971)      (39,915)         (2)        (15)
    Class C                       (15,417)     (153,396)         (2)        (15)
    Class I                           (18)         (182)         --          --
    Class R1                     (197,067)   (2,006,508)       (192)     (1,917)
    Class R2                       (8,202)      (83,835)         --          --
    Class R3                     (168,210)   (1,722,435)    (10,129)   (101,012)
    Class R4                      (13,270)     (136,045)         --          --
    Class R5                           --            --          --          --
--------------------------------------------------------------------------------
                                 (438,250)  $(4,470,669)    (10,325)  $(102,959)

Net change
    Class A                       116,303    $1,164,657      72,358    $721,958
    Class B                        24,106       241,740      36,733     367,629
    Class C                        37,218       381,440      37,860     378,416
    Class I                         1,387        14,282       5,124      51,266
    Class R1                       99,498     1,004,766      12,731     127,304
    Class R2                       27,362       279,489       5,102      51,044
    Class R3                      102,680     1,022,846      24,075     241,090
    Class R4                       58,463       595,221       5,327      53,297
    Class R5                          214         2,173       5,121      51,239
--------------------------------------------------------------------------------
                                  467,231    $4,706,614     204,431   $2,043,243

(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.

MFS(R) LIFETIME 2010 FUND

                                   YEAR ENDED 4/30/07      YEAR ENDED 4/30/06(c)
                                  SHARES        AMOUNT      SHARES      AMOUNT

Shares sold
    Class A                        264,427    $2,807,130     44,951    $459,461
    Class B                         53,038       557,648     13,486     137,304
    Class C                         41,142       434,143      9,201      93,225
    Class I                         23,183       252,673     25,366     257,291
    Class R1                       103,784     1,113,450      8,222      83,117
    Class R2                        93,891     1,005,904     12,329     125,897
    Class R3                       489,382     5,228,394     26,212     268,562
    Class R4                       719,197     7,702,614     52,530     532,643
    Class R5                            --            --      5,000      50,116
-------------------------------------------------------------------------------
                                 1,788,044   $19,101,956    197,297  $2,007,616

Shares issued to shareholders
in reinvestment of distributions
    Class A                          4,072       $43,692         77        $781
    Class B                            655         7,005         36         359
    Class C                            543         5,726         28         284
    Class I                            588         6,317         40         408
    Class R1                           726         7,749         27         271
    Class R2                           683         7,241         31         315
    Class R3                         3,077        32,957         32         327
    Class R4                         3,893        41,736        371       3,749
    Class R5                           105         1,132         39         395
-------------------------------------------------------------------------------
                                    14,342      $153,555        681      $6,889

Shares reacquired
    Class A                        (37,504)    $(402,995)        --         $--
    Class B                         (5,543)      (59,870)      (244)     (2,472)
    Class C                         (3,550)      (37,742)        --          --
    Class I                            (67)         (704)        --          --
    Class R1                       (37,371)     (403,904)        --          --
    Class R2                       (26,636)     (288,002)    (3,664)    (37,891)
    Class R3                      (264,501)   (2,858,523)    (1,118)    (11,472)
    Class R4                      (352,668)   (3,826,034)        --          --
    Class R5                            --            --         --          --
-------------------------------------------------------------------------------
                                  (727,840)  $(7,877,774)    (5,026)   $(51,835)

Net change
    Class A                        230,995    $2,447,827     45,028    $460,242
    Class B                         48,150       504,783     13,278     135,191
    Class C                         38,135       402,127      9,229      93,509
    Class I                         23,704       258,286     25,406     257,699
    Class R1                        67,139       717,295      8,249      83,388
    Class R2                        67,938       725,143      8,696      88,321
    Class R3                       227,958     2,402,828     25,126     257,417
    Class R4                       370,422     3,918,316     52,901     536,392
    Class R5                           105         1,132      5,039      50,511
-------------------------------------------------------------------------------
                                 1,074,546   $11,377,737    192,952  $1,962,670

(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.

MFS(R) LIFETIME 2020 FUND

                                    YEAR ENDED 4/30/07     YEAR ENDED 4/30/06(c)
                                   SHARES        AMOUNT      SHARES      AMOUNT

Shares sold
    Class A                        585,641    $6,512,936   266,782   $2,826,407
    Class B                        232,053     2,540,881    93,083      964,228
    Class C                         90,436     1,014,495    13,049      134,132
    Class I                         20,956       235,107    29,490      305,076
    Class R1                       279,678     3,148,128    50,609      533,361
    Class R2                       312,434     3,500,078    11,352      118,843
    Class R3                     1,471,113    16,430,150   118,802    1,247,921
    Class R4                     1,639,099    18,246,921   134,660    1,393,818
    Class R5                            --            --     5,000       50,322
-------------------------------------------------------------------------------
                                 4,631,410   $51,628,696   722,827    $7,574,108

Shares issued to shareholders
in reinvestment of distributions
    Class A                          9,229      $103,824       462       $4,714
    Class B                          2,925        32,823       452        4,609
    Class C                            705         7,899       121        1,235
    Class I                            765         8,625       321        3,274
    Class R1                         1,921        21,536        64          650
    Class R2                         2,079        23,293        68          694
    Class R3                         9,921       111,415       526        5,359
    Class R4                        12,871       144,803     1,680       17,153
    Class R5                            99         1,031        76          775
-------------------------------------------------------------------------------
                                    40,515      $455,249     3,770      $38,463

Shares reacquired
    Class A                       (154,626)  $(1,715,296)  (16,757)   $(175,479)
    Class B                        (37,514)     (417,812)     (295)      (3,134)
    Class C                         (6,830)      (76,356)       (2)         (15)
    Class I                             --            --        --           --
    Class R1                      (115,954)   (1,312,659)       --           --
    Class R2                      (103,006)   (1,183,914)   (3,150)     (33,987)
    Class R3                      (710,799)   (8,152,127)   (2,140)     (22,741)
    Class R4                      (832,856)   (9,479,772)       --           --
    Class R5                            --            --        --           --
--------------------------------------------------------------------------------
                                (1,961,585)  $(22,337,936)  (22,344)  $(235,356)

Net change
    Class A                        440,244    $4,901,464   250,487   $2,655,642
    Class B                        197,464     2,155,892    93,240      965,703
    Class C                         84,311       946,038    13,168      135,352
    Class I                         21,721       243,732    29,811      308,350
    Class R1                       165,645     1,857,005    50,673      534,011
    Class R2                       211,507     2,339,457     8,270       85,550
    Class R3                       770,235     8,389,438   117,188    1,230,539
    Class R4                       819,114     8,911,952   136,340    1,410,971
    Class R5                            99         1,031     5,076       51,097
-------------------------------------------------------------------------------
                                 2,710,340   $29,746,009   704,253   $7,377,215

(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.

MFS(R) LIFETIME 2030 FUND

                                    YEAR ENDED 4/30/07    YEAR ENDED 4/30/06(c)
                                   SHARES        AMOUNT     SHARES      AMOUNT

Shares sold
    Class A                         358,111    $4,013,611    63,790    $682,234
    Class B                          82,109       901,162    35,228     372,134
    Class C                          30,930       358,010    10,173     104,654
    Class I                          53,625       626,320    63,055     669,639
    Class R1                        147,987     1,693,158    27,532     295,018
    Class R2                        158,545     1,808,480     5,525      56,085
    Class R3                        845,772     9,617,269    35,959     383,143
    Class R4                      1,331,896    14,862,490    31,765     342,452
    Class R5                             --            --     5,000      50,436
-------------------------------------------------------------------------------
                                  3,008,975   $33,880,500   278,027  $2,955,795

Shares issued to shareholders
in reinvestment of distributions
    Class A                           3,051       $34,988       126      $1,295
    Class B                             654         7,477       204       2,096
    Class C                              63           724       125       1,286
    Class I                             991        11,388       269       2,768
    Class R1                            566         6,469        67         692
    Class R2                            247         2,787        71         736
    Class R3                          3,529        40,371       133       1,374
    Class R4                          6,084        69,662       142       1,464
    Class R5                             63           723        79         817
-------------------------------------------------------------------------------
                                     15,248      $174,589     1,216     $12,528

Shares reacquired
    Class A                         (34,360)    $(380,460)   (2,119)   $(22,808)
    Class B                         (13,008)     (145,134)     (953)    (10,395)
    Class C                          (4,410)      (46,709)       --          --
    Class I                         (10,702)     (116,520)     (307)     (3,328)
    Class R1                        (66,895)     (777,313)       --          --
    Class R2                        (71,853)     (810,861)       --          --
    Class R3                       (389,026)   (4,537,056)   (6,246)    (67,273)
    Class R4                       (699,350)   (7,984,860)       --          --
    Class R5                             --            --        --          --
-------------------------------------------------------------------------------
                                 (1,289,604) $(14,798,913)   (9,625)  $(103,804)

Net change
    Class A                         326,802    $3,668,139    61,797    $660,721
    Class B                          69,755       763,505    34,479     363,835
    Class C                          26,583       312,025    10,298     105,940
    Class I                          43,914       521,188    63,017     669,079
    Class R1                         81,658       922,314    27,599     295,710
    Class R2                         86,939     1,000,406     5,596      56,821
    Class R3                        460,275     5,120,584    29,846     317,244
    Class R4                        638,630     6,947,292    31,907     343,916
    Class R5                             63           723     5,079      51,253
-------------------------------------------------------------------------------
                                  1,734,619   $19,256,176   269,618  $2,864,519

(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.

MFS(R) LIFETIME 2040 FUND

                                   YEAR ENDED 4/30/07     YEAR ENDED 4/30/06(c)
                                  SHARES        AMOUNT      SHARES      AMOUNT

Shares sold
    Class A                        254,232    $2,861,342     82,181    $876,457
    Class B                         64,960       716,843     44,731     473,676
    Class C                         11,253       124,480      7,693      78,848
    Class I                         45,535       503,905     62,701     659,424
    Class R1                        69,138       800,048     11,391     119,614
    Class R2                        73,002       839,630      5,000      50,436
    Class R3                       469,802     5,339,483     29,722     313,299
    Class R4                       393,143     4,414,689     15,789     164,396
    Class R5                            --            --      5,000      50,436
-------------------------------------------------------------------------------
                                 1,381,065   $15,600,420    264,208  $2,786,586

Shares issued to shareholders
in reinvestment of distributions
    Class A                          2,391       $27,497        192      $1,972
    Class B                            494         5,676        180       1,847
    Class C                             66           759         89         913
    Class I                          1,013        11,695        391       4,023
    Class R1                           228         2,611         68         702
    Class R2                           301         3,430         72         746
    Class R3                         1,779        20,445        206       2,115
    Class R4                         1,728        19,893        157       1,620
    Class R5                            63           632         80         827
-------------------------------------------------------------------------------
                                     8,063       $92,638      1,435     $14,765

Shares reacquired
    Class A                        (31,782)    $(366,598)   (28,417)  $(300,142)
    Class B                        (15,510)     (172,227)    (2,837)    (30,501)
    Class C                         (1,725)      (17,691)       (15)       (166)
    Class I                        (17,331)     (198,751)   (10,807)   (118,436)
    Class R1                       (19,210)     (223,486)        --          --
    Class R2                       (22,231)     (265,456)        --          --
    Class R3                      (198,197)   (2,306,144)      (816)     (8,801)
    Class R4                      (216,855)   (2,493,774)      (699)     (7,488)
    Class R5                            --            --         --          --
-------------------------------------------------------------------------------
                                  (522,841)  $(6,044,127)   (43,591)  $(465,534)

Net change
    Class A                        224,841    $2,522,241     53,956    $578,287
    Class B                         49,944       550,292     42,074     445,022
    Class C                          9,594       107,548      7,767      79,595
    Class I                         29,217       316,849     52,285     545,011
    Class R1                        50,156       579,173     11,459     120,316
    Class R2                        51,072       577,604      5,072      51,182
    Class R3                       273,384     3,053,784     29,112     306,613
    Class R4                       178,016     1,940,808     15,247     158,528
    Class R5                            63           632      5,080      51,263
-------------------------------------------------------------------------------
                                   866,287    $9,648,931    222,052  $2,335,817

(c) For the period from the commencement of the fund's investment operations, September 29, 2005, through the stated period end.

(6) LINE OF CREDIT

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended April 30, 2007, each fund's commitment fee and interest expense was equal to the following and is included in miscellaneous expense on the Statement of Operations.

                                               MFS LIFETIME
                                                 RETIREMENT      MFS LIFETIME     MFS LIFETIME     MFS LIFETIME     MFS LIFETIME
                                                INCOME FUND         2010 FUND        2020 FUND        2030 FUND        2040 FUND
Commitment Fee                                          $28               $43             $129              $79              $37
--------------------------------------------------------------------------------------------------------------------------------
Interest Expense                                         $0               $82               $0             $106               $0
--------------------------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund (the "Funds") (five of the funds constituting MFS Series Trust XII), including the portfolios of investments, as of April 30, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Lifetime Funds at April 30, 2007, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                               /s/ ERNST & YOUNG LLP

Boston, Massachusetts
June 13, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                            POSITION(s) HELD   TRUSTEE/OFFICER           PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH             WITH FUND          SINCE(h)                              OTHER DIRECTORSHIPS(j)
-------------------         ---------------    ---------------  -------------------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)      Trustee               February 2004   Massachusetts Financial Services Company, Chief Executive Officer,
(born 10/20/63)                                                 President, Chief Investment Officer and Director

Robert C. Pozen(k)        Trustee               February 2004   Massachusetts Financial Services Company, Chairman (since February
(born 8/08/46)                                                  2004); MIT Sloan School (education), Senior Lecturer (since 2006);
                                                                Secretary of Economic Affairs, The Commonwealth of Massachusetts
                                                                (January 2002 to December 2002); Fidelity Investments, Vice
                                                                Chairman (June 2000 to December 2001); Fidelity Management &
                                                                Research Company (investment adviser), President (March 1997 to
                                                                July 2001); Bell Canada Enterprises (telecommunications),
                                                                Director; Medtronic, Inc. (medical technology), Director; Telesat
                                                                (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives            Trustee and Chair     February 1992   Private investor; Eastern Enterprises (diversified services
(born 5/01/36)            of Trustees                           company), Chairman, Trustee and Chief Executive Officer (until
                                                                November 2000)

Robert E. Butler(n)       Trustee               January 2006    Consultant - regulatory and compliance matters (since July 2002);
(born 11/29/41)                                                 PricewaterhouseCoopers LLP (professional services firm), Partner
                                                                (November 2000 until June 2002)

Lawrence H. Cohn, M.D.    Trustee               August 1993     Brigham and Women's Hospital, Chief of Cardiac Surgery (2005);
(born 3/11/37)                                                  Harvard Medical School, Professor of Cardiac Surgery; Physician
                                                                Director of Medical Device Technology for Partners HealthCare

David H. Gunning          Trustee               January 2004    Cleveland-Cliffs Inc. (mining products and service provider), Vice
(born 5/30/42)                                                  Chairman/Director (since April 2001); Portman Limited (mining),
                                                                Director (since 2005); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln Electric
                                                                Holdings, Inc. (welding equipment manufacturer), Director

William R. Gutow          Trustee               December 1993   Private investor and real estate consultant; Capitol Entertainment
(born 9/27/41)                                                  Management Company (video franchise), Vice Chairman; Atlantic Coast
                                                                Tan (tanning salons), Vice Chairman (since 2002)

Michael Hegarty           Trustee               December 2004   Retired; AXA Financial (financial services and insurance), Vice
(born 12/21/44)                                                 Chairman and Chief Operating Officer (until May 2001); The
                                                                Equitable Life Assurance Society (insurance), President and Chief
                                                                Operating Officer (until May 2001)

Lawrence T. Perera        Trustee               July 1981       Hemenway & Barnes (attorneys), Partner
(born 6/23/35)

J. Dale Sherratt          Trustee               August 1993     Insight Resources, Inc. (acquisition planning specialists),
(born 9/23/38)                                                  President; Wellfleet Investments (investor in health care
                                                                companies), Managing General Partner (since 1993); Cambridge
                                                                Nutraceuticals (professional nutritional products), Chief
                                                                Executive Officer (until May 2001)

Laurie J. Thomsen         Trustee               March 2005      Private investor; Prism Venture Partners (venture capital),
(born 8/05/57)                                                  Co-founder and General Partner (until June 2004); St. Paul
                                                                Travelers Companies (commercial property liability insurance),
                                                                Director

Robert W. Uek             Trustee               January 2006    Retired (since 1999); PricewaterhouseCoopers LLP (professional
(born 5/18/41)                                                  services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II
                                                                Funds (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)         President             November 2005   Massachusetts Financial Services Company, Executive Vice President
(born 12/01/58)                                                 and Chief Regulatory Officer (since March 2004); Fidelity
                                                                Management & Research Company, Vice President (prior to March
                                                                2004); Fidelity Group of Funds, President and Treasurer (prior to
                                                                March 2004)

Tracy Atkinson(k)         Treasurer             September 2005  Massachusetts Financial Services Company, Senior Vice President
(born 12/30/64)                                                 (since September 2004); PricewaterhouseCoopers LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)  Assistant Secretary   July 2005       Massachusetts Financial Services Company, Vice President and Senior
(born 1/18/74)            and Assistant Clerk                   Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm),
                                                                Associate (prior to April 2003)

Ethan D. Corey(k)         Assistant Secretary   July 2005       Massachusetts Financial Services Company, Special Counsel (since
(born 11/21/63)           and Assistant Clerk                   December 2004); Dechert LLP (law firm), Counsel (prior to December
                                                                2004)

David L. DiLorenzo(k)     Assistant Treasurer   July 2005       Massachusetts Financial Services Company, Vice President (since
(born 8/10/68)                                                  June 2005); JP Morgan Investor Services, Vice President (prior to
                                                                June 2005)

Timothy M. Fagan(k)       Assistant Secretary   September 2005  Massachusetts Financial Services Company, Vice President and Senior
(born 7/10/68)            and Assistant Clerk                    Counsel (since September 2005); John Hancock Advisers, LLC, Vice
                                                                President and Chief Compliance Officer (September 2004 to August
                                                                2005), Senior Attorney (prior to September 2004); John Hancock
                                                                Group of Funds, Vice President and Chief Compliance Officer
                                                                (September 2004 to December 2004)

Mark D. Fischer(k)        Assistant Treasurer   July 2005       Massachusetts Financial Services Company, Vice President (since
(born 10/27/70)                                                 May 2005); JP Morgan Investment Management Company, Vice President
                                                                (prior to May 2005)

Brian E. Langenfeld(k)    Assistant Secretary   June 2006       Massachusetts Financial Services Company, Assistant Vice President
(born 3/07/73)            and Assistant Clerk                   and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant
                                                                Vice President and Counsel (May 2005 to April 2006); John Hancock
                                                                Advisers, LLC, Attorney and Assistant Secretary (prior to May
                                                                2005)

Ellen Moynihan(k)         Assistant Treasurer   April 1997      Massachusetts Financial Services Company, Senior Vice President
(born 11/13/57)

Susan S. Newton(k)        Assistant Secretary   May 2005        Massachusetts Financial Services Company, Senior Vice President and
(born 3/07/50)            and Assistant Clerk                   Associate General Counsel (since April 2005); John Hancock Advisers,
                                                                LLC, Senior Vice President, Secretary and Chief Legal Officer
                                                                (prior toApril 2005); John Hancock Group of Funds, Senior Vice
                                                                President, Secretary and Chief Legal Officer (prior to April 2005)

Susan A. Pereira(k)       Assistant Secretary   July 2005       Massachusetts Financial Services Company, Vice President and Senior
(born 11/05/70)           and Assistant Clerk                   Counsel (since June 2004); Bingham McCutchen LLP (law firm),
                                                                Associate (prior to June 2004)

Mark N. Polebaum(k)       Secretary and Clerk   January 2006    Massachusetts Financial Services Company, Executive Vice President,
(born 5/01/52)                                                  General Counsel and Secretary (since January 2006); Wilmer Cutler
                                                                Pickering Hale and Dorr LLP (law firm), Partner (prior to January
                                                                2006)

Frank L. Tarantino        Independent Chief     June 2004       Tarantino LLC (provider of compliance services), Principal (since
(born 3/07/44)            Compliance Officer                    June 2004); CRA Business Strategies Group (consulting services),
                                                                Executive Vice President (April 2003 to June 2004); David L.
                                                                Babson & Co. (investment adviser), Managing Director, Chief
                                                                Administrative Officer and Director (prior to March 2003)

James O. Yost(k)          Assistant Treasurer   September 1990  Massachusetts Financial Services Company, Senior Vice President
(born 6/12/60)

--------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler,
Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the
Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
Massachusetts Financial Services Company                    CUSTODIAN
500 Boylston Street, Boston, MA                             State Street Bank and Trust Company
02116-3741                                                  225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                 Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741                  200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Joseph Flaherty

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                               Public Reference Room
                               Securities and Exchange Commission
                               100 F Street, NE, Room 1580
                               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (UNAUDITED)

The funds will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The funds below designate the following amounts as capital gain dividends paid during the fiscal year.

                                                      CAPITAL
                                                        GAINS

              MFS Lifetime Retirement Income Fund     $16,042
              MFS Lifetime 2010 Fund                   58,230
              MFS Lifetime 2020 Fund                  291,176
              MFS Lifetime 2030 Fund                   94,301
              MFS Lifetime 2040 Fund                   77,955

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:
                                                    DIVIDENDS
                                                     RECEIVED
                                                   DEDUCTIONS

              MFS Lifetime Retirement Income Fund        6.83%
              MFS Lifetime 2010 Fund                     9.64%
              MFS Lifetime 2020 Fund                    15.37%
              MFS Lifetime 2030 Fund                    22.07%
              MFS Lifetime 2040 Fund                    37.77%

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741


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Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports,
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SIGN UP: If your account is registered with us, simply go to mfs.com, log in to
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-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):

The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to the series of the Registrant (the series referred to as the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended April 30, 2007 and 2006, audit fees billed to the Funds by E&Y were as follows:

                                                              Audit Fees
           FEES BILLED BY E&Y:                              2007       2006
                                                            ----       ----
             MFS Lifetime Retirement Income Fund           25,020     22,920
             MFS Lifetime 2010 Fund                        25,020     22,920
             MFS Lifetime 2020 Fund                        25,020     22,920
             MFS Lifetime 2030 Fund                        25,020     22,920
             MFS Lifetime 2040 Fund                        25,020     22,920
             TOTAL                                        125,100    114,600

For the fiscal years ended April 30, 2007 and 2006, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                               Audit-Related Fees(1)       Tax Fees(2)      All Other Fees(3)
  FEES BILLED BY E&Y:                           2007           2006      2007      2006     2007        2006
                                                ----           ----      ----      ----     ----        ----
       To MFS Lifetime                              0             0      5,427     6,880       0           0
       Retirement Income Fund
       To MFS Lifetime 2010                         0             0      5,427     6,880       0           0
       Fund
       To MFS Lifetime 2020                         0             0      5,427     6,880       0           0
       Fund
       To MFS Lifetime 2030                         0             0      5,427     6,880       0           0
       Fund
       To MFS Lifetime 2040                         0             0      5,427     6,880       0           0
       Fund
  TOTAL FEES BILLED BY E&Y                          0             0     27,135    34,400       0           0
       TO ABOVE FUNDS
       To MFS and MFS Related                       0             0          0    15,500       0     581,599
       Entities of MFS Lifetime
       Retirement Income Fund*
       To MFS and MFS Related                       0             0          0    15,500       0     581,599
       Entities of MFS Lifetime
       2010 Fund*
       To MFS and MFS Related                       0             0          0    15,500       0     581,599
       Entities of MFS Lifetime
       2020 Fund*
       To MFS and MFS Related                       0             0          0    15,500       0     581,599
       Entities of MFS Lifetime
       2030 Fund*
       To MFS and MFS Related                       0             0          0    15,500       0     581,599
       Entities of MFS Lifetime
       2040 Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                                2007                     2006
                                                ----                     ----

       To MFS Lifetime Retirement              83,194                  671,322
       Income Fund, MFS and MFS
       Related Entities#

       To MFS Lifetime 2010                    83,194                  671,322
       Fund, MFS and MFS
       Related Entities#

       To MFS Lifetime 2020                    83,194                  671,322
       Fund, MFS and MFS
       Related Entities#

       To MFS Lifetime 2030                    83,194                  671,322
       Fund, MFS and MFS
       Related Entities#

       To MFS Lifetime 2040                    83,194                  671,322
       Fund, MFS and MFS
       Related Entities#

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(F): Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII
             -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: June 13, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 13, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2007
      -------------

* Print name and title of each signing officer under his or her signature.